Post-Effective Amendment No. 31


                                                       Registration Nos. 2-74906
                                                                        811-3323
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|

                        POST-EFFECTIVE AMENDMENT No. 31                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|

                               AMENDMENT No. 20                            |X|

                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT A
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                              --------------------

      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date)pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 26, 2001.


================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT A

                       Registration Statement on Form N-4

Form N-4 Item No.                                                Location

Part A
Item 1.     Cover Page....................................        Cover

Item 2.     Definitions...................................        Special Terms Used in This Prospectus


Item 3.     Synopsis......................................        Summary: What is a variable annuity contract?
                                                                  Contract Costs and Expenses

Item 4.     Condensed Unit Information....................        Performance Results; Appendix A


Item 5.     General Description of Registrant,
                Depositor and Portfolio Companies.........        The Guardian Insurance & Annuity Company, Inc.;
                                                                  Variable Investment Options; Fixed Rate
                                                                  Investment Option; Voting Rights


Item 6.     Deductions....................................        Expenses; Contract Costs and Expenses; Distribution of
                                                                  the Contracts

Item 7.     General Description of Variable Annuity
               Contracts..................................        Summary: What is a variable annuity
                                                                  contract?


Item 8.     Annuity Period................................        The Annuity Period

Item 9.     Death Benefit.................................        Death Benefits; Enhanced Death Benefits

Item 10.    Purchases and Contract Value..................        Buying a Contract; the Accumulation Period

Item 11.    Redemptions...................................        Surrenders and Partial Withdrawals

Item 12.    Taxes.........................................        Federal Tax Matters

Item 13.    Legal Proceedings.............................        Legal Proceedings

Item 14.    Table of Contents of the Statement of
               Additional Information.....................        Where to get more information

Part B

Item 15.    Cover Page....................................        Cover Page

Item 16.    Table of Contents.............................        Table of Contents

Item 17.    General Information and History...............        Not Applicable

Item 18.    Services......................................        Services to the Separate Account

Item 19.    Purchase of Securities Being Offered..........        Valuation of Assets of the Separate
                                                                  Account; Transferability Restrictions

Item 20.    Underwriters..................................        Services to the Separate Account

Item 21.    Calculation of Performance Data...............        Calculation of Yield Quotations for The
                                                                  Guardian Cash Fund

Item 22.    Annuity Payments..............................        Annuity Payments

Item 23.    Financial Statements..........................        Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     [LOGO]
                                 GUARDIAN (SM)

                                 Value Guard II
                     Individual and Group Variable Annuity

                                                   contract prospectus

                              PROSPECTUS MAY 2001


EB-010164
(5/01)

THE VALUE GUARD II PROSPECTUS


May 1, 2001


INDIVIDUAL AND GROUP
DEFERRED VARIABLE
ANNUITY CONTRACTS PROSPECTUS

This prospectus describes both Individual Deferred Variable Annuity Contracts and Group Deferred Variable Annuity Contracts. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------


The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account A. They are designed to provide tax deferred annuity benefits under retirement programs which qualify for Federal income tax benefits, either for individual purchasers or group pension or profit sharing plans. Individual contracts can also be purchased through deferred compensation plans and other retirement plans which do not qualify for Federal income tax benefits under the Internal Revenue Code.


There are two types of individual contracts. The Single Premium Payment Contract requires a single payment of at least $3,000. The Flexible Premium Payment Contract requires an initial premium payment of at least $500, and regular premium payments throughout the accumulation period of the contract.


The group contract is designed to be used with various types of tax-qualified plans, and other plans that receive favorable Federal tax treatment. These include retirement plans established by corporate employers under Section 401 of the Internal Revenue Code, and certain deferred compensation plans under Section
457. Group contracts require a minimum payment of $5,000.

Your premiums may be invested in up to twenty variable investment options or, if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option. Special limits apply to transfers from the fixed-rate option. The contracts will pay a death benefit if the owner or annuitant dies before annuity payments begin. The variable investment options invest in the mutual funds listed below. The prospectuses for these Funds accompany this prospectus. Some of these Funds may not be available in your state.


o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC 500 Index Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC High Yield Bond Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  -- The Guardian Small Cap Stock Fund
  -- Baillie Gifford International Fund
  -- Baillie Gifford Emerging Markets Fund
o Value Line Centurion Fund
o Value Line Strategic Asset Management Trust
o Gabelli Capital Series Fund, Inc.
  --Gabelli Capital Asset Fund

o MFS(R)Variable Insurance Trust(SM )(Initial Class)
  --MFS Investors Trust Series (formerly MFS Growth With Income)

  -- MFS Emerging Growth Series
  -- MFS New Discovery Series
  -- MFS Research Series
  -- MFS Total Return Series
o AIM Variable Insurance Funds Inc.
  -- AIM V.I. Capital Appreciation Fund
  -- AIM V.I. Global Utilities Fund
  -- AIM V.I. Value Fund
o Davis Variable Account Fund
  -- Davis Financial Portfolio
  -- Davis Real Estate Portfolio
  -- Davis Value Portfolio

o Fidelity Variable Insurance Products Fund
(Service Class)

  -- Fidelity VIP III Growth Opportunities Portfolio
  -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP II Contrafund(R) Portfolio
  -- Fidelity VIP III Mid Cap Portfolio

o Janus Aspen Series (Institutional Shares)

  -- Janus Aspen Aggressive Growth Portfolio
  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2001, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

  The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.


  These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

  The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

Summary ...................................................................    1
-- What is a variable annuity contract and how does it work? ..............    1
-- How a variable annuity works ...........................................    1
-- The annuity period .....................................................    1
-- Other contract features ................................................    1
-- Expenses ...............................................................    2
-- Deciding to purchase a contract ........................................    2
Expense Table .............................................................    3
The Guardian Insurance & Annuity Company, Inc. ............................    9
Buying a contract .........................................................    9
-- The application form ...................................................   10
-- Payments ...............................................................   10
The accumulation period ...................................................   11
-- How we allocate your premium payments ..................................   11
-- The Separate Account ...................................................   11
-- Variable investment options ............................................   12
-- Fixed-rate option ......................................................   16
-- Transfers ..............................................................   17
-- Surrenders and partial withdrawals .....................................   18
The annuity period ........................................................   20
-- When annuity payments begin ............................................   20
-- How your annuity payments are calculated ...............................   20
-- Annuity payout options .................................................   21
Other contract features ...................................................   22
-- Death benefits .........................................................   22
-- Enhanced death benefits ................................................   23
Financial information .....................................................   25
-- How we calculate unit values ...........................................   25
-- Contract costs and expenses ............................................   26
-- Federal tax matters ....................................................   28
-- Performance results ....................................................   34
Your rights and responsibilities ..........................................   36
-- Voting rights ..........................................................   36
-- Your right to cancel the contract ......................................   36
-- Distribution of the contract ...........................................   36
Special terms used in this prospectus .....................................   38
Other information .........................................................   39
-- Legal proceedings ......................................................   39
-- Where to get more information ..........................................   39
Appendix A--Summary Financial Information .................................   40

   This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

What is a variable annuity contract?


A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract.

On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period.

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.


HOW A VARIABLE ANNUITY WORKS


During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established The Guardian Separate Account A to hold the variable investments in its annuity contracts. The Separate Account has 31 investment divisions, corresponding to 31 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o Life annuity without a guaranteed period
o Life annuity with a 10-year guaranteed period
o Joint and survivor annuity

These payout options are described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  1
                                                                   -------------

Surrenders and partial withdrawals

Depending on the retirement plan under which you bought your contract, you may withdraw some or all of the amount you have saved in the contract during the accumulation period. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period:
Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual Funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from .28% to 1.38% in 2000. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.0% annually of the net asset value of your variable investment options.

o     Administrative expenses

      A $30 annual contract administration fee will be deducted from the accumulation value of Single Premium Payment Contracts. The fee is $35 for Flexible Premium Payment Contracts.


The following are expenses that you may incur as a contract owner:


o     Contingent deferred sales charges


      A charge of 1% to 5% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit rider charge

      If you choose this benefit, the annual charge is up to .30% of your net assets invested in the variable investment options, depending on the rider chosen.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.


DECIDING TO PURCHASE A CONTRACT


You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account A and accumulation unit values.


Please see Special terms used in this prospectus for definitions of key terms.


-------------
2  PROSPECTUS                                                            SUMMARY
-------------

This table will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

--------------------------------------------------------------------------------
                                  EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases: ........................................... None
  Exchange Fee: Currently, none (may charge $25 for each exchange)
  Contingent Deferred Sales Charge:
(1) Single Premium Payment Contracts:(1)
In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

               Number of Contract Years                                    Contingent
                Completed from Date of                                 Deferred Sales
                  the Premium Payment                            Charge Percentage(1)
                ----------------------                              -----------------
                           1 ...................................................   5%
                           2 ...................................................   5%
                           3 ...................................................   4%
                           4 ...................................................   3%
                           5 ...................................................   2%
                           6 ...................................................   1%
                           7+ ..................................................   0%

-------------------------------------------------------------------------------------

(2) Flexible Premium Payment Contracts:(2)
In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:
a) 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or
b) 5% of the total amount being withdrawn.
Annual Contract Administration Fee:
Single Premium Payment Contract ................................................  $30
Flexible Premium Payment Contract ..............................................  $35

Separate Account Level Annual Expenses:
                                                                  For Contract      For Contract
                                                For Contract              With     With Contract
                                                     Without            7 Year       Anniversary
                                                    Enhanced          Enhanced          Enhanced
                                               Death Benefit     Death Benefit     Death Benefit
                                               -------------------------------------------------
(as a percentage of daily net asset value)
Mortality and Expense Risk Charge .............         1.0%              1.0%             1.0%
Account Fees and Expenses .....................           0%                0%               0%
Enhanced Death Benefit Charge .................           0%              .30%             .25%
                                                     -------           -------          -------
Total Separate Account Annual Expenses ........         1.0%             1.30%            1.25%

(1) After the first contract year, you may withdraw 10% of the amount of the single premium payment in each contract year, without a deferred sales charge.

(2) After the first contract year, you may withdraw 10% of the total premiums paid under the contract in the 72 months immediately preceding the date of your withdrawal in each contract year, without a deferred sales charge. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  3
                                                                   -------------

--------------------------------------------------------------------------------
                            EXPENSE TABLE (continued)
--------------------------------------------------------------------------------
                         Annual Expenses of the Funds:(1)

        (as a percentage of average net assets and after any applicable waivers and expense reimbursements)

                                                              Distribution                    Total Fund
                                                  Management       (12b-1)         Other       Operating
                                                        Fees          Fees      Expenses        Expenses
                                                 -----------    ----------      --------       ---------
The Guardian Cash Fund ........................         .50%            --          .04%            .54%
The Guardian Bond Fund ........................         .50%            --          .05%            .55%
The Guardian Stock Fund .......................         .50%            --          .02%            .52%
The Guardian Small Cap Stock Fund .............         .75%            --          .07%            .82%
The Guardian VC 500 Index Fund(2) .............         .25%            --          .03%            .28%
The Guardian VC Asset Allocation Fund(3) ......         .50%            --          .23%            .73%
The Guardian VC High Yield Bond Fund ..........         .60%            --          .30%            .90%
Baillie Gifford International Fund ............         .80%            --          .17%            .97%
Baillie Gifford Emerging Markets Fund .........        1.00%            --          .38%           1.38%
Value Line Centurion Fund(4) ..................         .50%            --          .09%            .59%
Value Line Strategic Asset Management Trust(4)          .50%            --          .07%            .57%
Gabelli Capital Asset Fund ....................        1.00%            --          .09%           1.09%
AIM V.I. Capital Appreciation Fund ............         .61%            --          .21%            .82%
AIM V.I. Global Utilities Fund ................         .65%            --          .45%           1.10%
AIM V.I. Value Fund ...........................         .61%            --          .23%            .84%
Davis Financial Portfolio(5) ..................         .75%            --          .25%           1.00%
Davis Real Estate Portfolio(5) ................         .75%            --          .32%           1.07%
Davis Value Portfolio(5) ......................         .75%            --          .25%           1.00%
Fidelity VIP II Contrafund Portfolio
  (Service Class)(6) ..........................         .57%           .10%         .09%            .76%
Fidelity VIP Equity-Income Portfolio
  (Service Class)(6) ..........................         .48%           .10%         .08%            .66%
Fidelity VIP III Growth Opportunities Portfolio
  (Service Class)(6) ..........................         .58%           .10%         .11%            .79%
Fidelity VIP III Mid Cap Portfolio
  (Service Class)(6) ..........................         .57%           .10%         .17%            .84%
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)(7) ...................         .65%            --          .01%            .66%
Janus Aspen Capital Appreciation Portfolio
  (Institutional Shares)(7) ...................         .65%            --          .02%            .67%
Janus Aspen Growth Portfolio
  (Institutional Shares)(7) ...................         .65%            --          .02%            .67%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)(7) ...................         .65%            --          .04%            .69%
MFS Emerging Growth Series (Initial Class)(8) .         .75%            --          .09%            .84%
MFS Investors Trust (formerly MFSGrowth
  With Income Series) (Initial Class)(8) ......         .75%            --          .11%            .86%
MFS New Discovery Series (Initial Class)(8) ...         .90%            --          .15%           1.05%
MFS Research Series (Initial Class)(8) ........         .75%            --          .09%            .84%
MFS Total Return Series (Initial Class)(8) ....         .75%            --          .14%            .89%

(1) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 2000, unless otherwise noted.
(2) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a voluntary assumption of a portion of the ordinary operating expenses by the Fund's adviser. Expenses for the year ended December 31, 2000 were 0.28% after applicable waivers and expense reimbursements, and 0.34% before applicable waivers and expense reimbursements.
(3) Expenses include expenses of the underlying funds in which The Guardian VC Asset Allocation Fund invests its assets. If expenses did not include the expenses of the underlying funds, the Fund's total expenses would be 0.48%.
(4) The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2000, Value Line Strategic Asset Management Trust incurred expenses of $848,641, and Value Line Centurion Fund incurred expenses of $499,136 in connection with such services.
(5) Had the adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.01% and 1.55% for Davis Value Portfolio and Davis Financial Portfolio. For Davis Real Estate Portfolio, total expenses have been grossed up to include custodian fees under a custodian arrangement. Had the adviser not absorbed certain other expenses, the ratio of expense to average net assets would have been 3.15%.
(6) The actual expenses for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio were lower because a portion of the brokerage commission that the Funds paid was used to reduce expenses, and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. With these reductions, total expenses were .74%, .65%, .76% and .79%, respectively.
(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, and Janus Aspen Worldwide Growth Portfolios.
(8) Expenses for the MFS Funds reflect expense reductions from certain offset arrangements. Had these fee reductions not been taken into account, "total fund operating expenses" would have been 0.85% for MFS Emerging Growth Series, 0.87% for MFS Investors Trust Series, 1.06% for MFS New Discovery Series, 0.85% for MFS Research Series, and 0.90% for MFS Total Return Series. MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Series such that the "Other expenses," (after taking into effect expense offset arrangements referred to above) does not exceed 0.15% of the average daily net assets during the fiscal year ending December 31, 2001.



-------------                                                      -------------
4  PROSPECTUS                                                      EXPENSE TABLE
-------------                                                      -------------

             Comparison of Contract Expenses Among Underlying Funds
      For Single Premium (SP) and Flexible Premium (FP) Payment Contracts*

                                 Basic Contract

------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the end        If you do not surrender or you annuitize
                                          of the applicable time period:                   at the end of the applicable time period:

                                             You would pay the following expenses on            You would pay the following expenses
                                          a $1,000 investment, assuming a 5% annual         on a $1,000 investment, assuming a 5%
                                          return on assets:                                 annual return on assets:

                                                Single Premium and Flexible                      Single Premium and Flexible
                                                     Premium Contracts                               Premium Contracts
                                          ------------------------------------------------------------------------------------------
                                           1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.         1 Yr.     3 Yrs.    5 Yrs.     10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

  The Guardian Cash Fund                  $67 SP     $92 SP      $110 SP     $197 SP        $17 SP     $52 SP    $90 SP     $197 SP
                                          $67 FP     $103 FP     $141 FP     $198 FP        $17 FP     $53 FP    $91 FP     $198 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Bond Fund                  $67 SP     $93 SP      $111 SP     $198 SP        $17 SP     $53 SP    $91 SP     $198 SP
                                          $67 FP     $103 FP     $142 FP     $199 FP        $17 FP     $53 FP    $92 FP     $199 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Stock Fund                 $67 SP     $92 SP      $109 SP     $194 SP        $17 SP     $52 SP    $89 SP     $194 SP
                                          $67 FP     $102 FP     $140 FP     $196 FP        $17 FP     $52 FP    $90 FP     $196 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Small Cap Stock            $70 SP     $101 SP     $125 SP     $228 SP        $20 SP     $61 SP    $105 SP    $228 SP
    Fund                                  $70 FP     $112 FP     $156 FP     $229 FP        $20 FP     $62 FP    $106 FP    $229 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian VC 500 Index Fund          $64 SP     $84 SP      $97 SP      $168 SP        $14 SP     $44 SP    $77 SP     $168 SP
                                          $64 FP     $94 FP      $127 FP     $168 FP        $14 FP     $44 FP    $77 FP     $168 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian VC Asset Allocation        $69 SP     $99 SP      $121 SP     $219 SP        $19 SP     $59 SP    $101 SP    $219 SP
    Fund                                  $69 FP     $109 FP     $151 FP     $219 FP        $19 FP     $59 FP    $101 FP    $219 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian VC High Yield Bond         $71 SP     $104 SP     $130 SP     $238 SP        $21 SP     $64 SP    $110 SP    $238 SP
    Fund                                  $71 FP     $114 FP     $160 FP     $238 FP        $21 FP     $64 FP    $110 FP    $238 FP
------------------------------------------------------------------------------------------------------------------------------------
  Baillie Gifford International Fund      $71 SP     $106 SP     $133 SP     $244 SP        $21 SP     $66 SP    $113 SP    $244 SP
                                          $72 FP     $117 FP     $164 FP     $245 FP        $22 FP     $67 FP    $114 FP    $245 FP
------------------------------------------------------------------------------------------------------------------------------------
  Baillie Gifford Emerging Markets        $76 SP     $119 SP     $155 SP     $287 SP        $26 SP     $79 SP    $135 SP    $287 SP
    Fund                                  $76 FP     $129 FP     $186 FP     $289 FP        $26 FP     $79 FP    $136 FP    $289 FP
------------------------------------------------------------------------------------------------------------------------------------
  Value Line Centurion Fund               $67 SP     $94 SP      $113 SP     $202 SP        $17 SP     $54 SP    $93 SP     $202 SP
                                          $68 FP     $104 FP     $144 FP     $204 FP        $18 FP     $54 FP    $94 FP     $204 FP
------------------------------------------------------------------------------------------------------------------------------------
  Value Line Strategic Asset              $67 SP     $93 SP      $112 SP     $200 SP        $17 SP     $53 SP    $92 SP     $200 SP
    Management Trust                      $67 FP     $104 FP     $143 FP     $201 FP        $17 FP     $54 FP    $93 FP     $201 FP
------------------------------------------------------------------------------------------------------------------------------------
  Gabelli Capital Asset Fund              $74 SP     $115 SP     $148 SP     $273 SP        $24 SP     $75 SP    $128 SP    $273 SP
                                          $73 FP     $120 FP     $170 FP     $258 FP        $23 FP     $70 FP    $120 FP    $258 FP
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund      $70 SP     $102 SP     $126 SP     $229 SP        $20 SP     $62 SP    $106 SP    $229 SP
                                          $70 FP     $112 FP     $156 FP     $229 FP        $20 FP     $62 FP    $106 FP    $229 FP
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Utilities Fund          $73 SP     $120 SP     $141 SP     $259 SP        $23 SP     $80 SP    $121 SP    $259 SP
                                          $73 FP     $130 FP     $171 FP     $259 FP        $23 FP     $80 FP    $121 FP    $259 FP
------------------------------------------------------------------------------------------------------------------------------------


*     Flexible Premium Payment Contracts include Group Contracts.


-------------                                                      -------------
EXPENSE TABLE                                                      PROSPECTUS  5
-------------                                                      -------------

------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the end        If you do not surrender or you annuitize
                                          of the applicable time period:                   at the end of the applicable time period:

                                             You would pay the following expenses on            You would pay the following expenses
                                          a $1,000 investment, assuming a 5% annual         on a $1,000 investment, assuming a 5%
                                          return on assets:                                 annual return on assets:

                                                Single Premium and Flexible                      Single Premium and Flexible
                                                     Premium Contracts                               Premium Contracts
                                          ------------------------------------------------------------------------------------------
                                           1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.         1 Yr.     3 Yrs.    5 Yrs.     10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

  AIM V.I. Value Fund                     $70 SP     $102 SP     $127 SP     $231 SP        $20 SP     $62 SP    $107 SP     $231 SP
                                          $70 FP     $112 FP     $157 FP     $231 FP        $20 FP     $62 FP    $107 FP     $231 FP
------------------------------------------------------------------------------------------------------------------------------------
  Davis Financial Portfolio               $72 SP     $107 SP     $136 SP     $249 SP        $22 SP     $67 SP    $116 SP     $249 SP
                                          $72 FP     $117 FP     $166 FP     $249 FP        $22 FP     $67 FP    $116 FP     $249 FP
------------------------------------------------------------------------------------------------------------------------------------
  Davis Real Estate Portfolio             $72 SP     $107 SP     $136 SP     $249 SP        $22 SP     $67 SP    $116 SP     $249 SP
                                          $73 FP     $120 FP     $169 FP     $256 FP        $23 FP     $70 FP    $117 FP     $256 FP
------------------------------------------------------------------------------------------------------------------------------------
  Davis Value Portfolio                   $72 SP     $107 SP     $136 SP     $249 SP        $22 SP     $67 SP    $116 SP     $249 SP
                                          $72 FP     $117 FP     $166 FP     $249 FP        $22 FP     $67 FP    $116 FP     $249 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund              $69 SP      $99 SP     $122 SP     $220 SP        $19 SP     $59 SP    $102 SP     $220 SP
    Portfolio (Service Class)             $69 FP     $110 FP     $153 FP     $223 FP        $19 FP     $60 FP    $103 FP     $223 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income              $68 SP     $96 SP      $117 SP     $210 SP        $18 SP     $56 SP    $97 SP      $210 SP
    Portfolio (Service Class)             $68 FP     $107 FP     $147 FP     $211 FP        $18 FP     $57 FP    $97 FP      $211 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth opportunities   $69 SP     $100 SP     $123 SP     $223 SP        $19 SP     $60 SP    $103 SP     $223 SP
    Portfolio (Service Class)             $70 FP     $111 FP     $154 FP     $226 FP        $20 FP     $61 FP    $104 FP     $226 FP
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP III Mid Cap Portfolio     $70 SP     $101 SP     $124 SP     $226 SP        $20 SP     $61 SP    $104 SP     $226 SP
    (Service Class)                       $70 FP     $112 FP     $157 FP     $231 FP        $20 FP     $62 FP    $107 FP     $231 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Aggressive Growth           $68 SP     $97 SP      $117 SP     $211 SP        $18 SP     $57 SP    $97 SP      $211 SP
    PortfoLIO (Institutional Shares)      $68 FP     $107 FP     $147 FP     $211 FP        $18 FP     $57 FP    $97 FP      $211 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Capital Appreciation        $68 SP     $97 SP      $118 SP     $213 SP        $18 SP     $57 SP    $98 SP      $213 SP
    Portfolio (Institutional Shares)      $68 FP     $107 FP     $148 FP     $213 FP        $18 FP     $57 FP    $98 FP      $213 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Growth Portfolio            $68 SP     $97 SP      $118 SP     $213 SP        $18 SP     $57 SP    $98 SP      $213 SP
    (Institutional Shares)                $68 FP     $107 FP     $148 FP     $213 FP        $18 FP     $57 FP    $98 FP      $213 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Worldwide Growth            $69 SP     $98 SP      $119 SP     $215 SP        $19 SP     $58 SP    $99 SP      $215 SP
  Portfolio (Institutional Shares)        $69 FP     $108 FP     $149 FP     $215 FP        $19 FP     $58 FP    $99 FP      $215 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Emerging Growth Series              $70 SP     $102 SP     $127 SP     $231 SP        $20 SP     $62 SP    $107 SP     $231 SP
    (Initial Class)                       $70 FP     $112 FP     $157 FP     $231 FP        $20 FP     $62 FP    $107 FP     $231 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Investors trust Series              $70 SP     $103 SP     $128 SP     $232 SP        $20 SP     $63 SP    $108 SP     $232 SP
    (Initial Class)                       $70 FP     $113 FP     $158 FP     $233 FP        $20 FP     $63 FP    $108 FP     $233 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS New Discovery Series                $72 SP     $109 SP     $138 SP     $254 SP        $22 SP     $69 SP    $118 SP     $254 SP
    (Initial Class)                       $72 FP     $119 FP     $168 FP     $254 FP        $22 FP     $69 FP    $118 FP     $254 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Research Series                     $70 SP     $102 SP     $127 SP     $231 SP        $20 SP     $62 SP    $107 SP     $231 SP
    (Initial Class)                       $70 FP     $112 FP     $157 FP     $231 FP        $20 FP     $62 FP    $107 FP     $231 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Total Return Series                 $71 SP     $104 SP     $130 SP     $237 SP        $21 SP     $64 SP    $110 SP     $237 SP
    (Initial Class)                       $71 FP     $114 FP     $160 FP     $237 FP        $21 FP     $64 FP    $110 FP     $237 FP
------------------------------------------------------------------------------------------------------------------------------------


*     Flexible Premium Payment Contracts include Group Contracts.


-------------                                                      -------------
6  PROSPECTUS                                                      EXPENSE TABLE
-------------                                                      -------------

                   Contract with 7 Year Enhanced Death Benefit

------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the end        If you do not surrender or you annuitize
                                          of the applicable time period:                   at the end of the applicable time period:

                                             You would pay the following expenses on            You would pay the following expenses
                                          a $1,000 investment, assuming a 5% annual         on a $1,000 investment, assuming a 5%
                                          return on assets:                                 annual return on assets:

                                                Single Premium and Flexible                      Single Premium and Flexible
                                                     Premium Contracts                               Premium Contracts
                                          ------------------------------------------------------------------------------------------
                                           1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.         1 Yr.     3 Yrs.    5 Yrs.     10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

  The Guardian Cash Fund                  $70 SP     $102 SP     $127 SP     $230 SP        $20 SP     $62 SP    $107 SP     $230 SP
                                          $70 FP     $112 FP     $157 FP     $231 FP        $20 FP     $62 FP    $107 FP     $231 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Bond Fund                  $70 SP     $102 SP     $127 SP     $231 SP        $20 SP     $62 SP    $107 SP     $231 SP
                                          $70 FP     $113 FP     $158 FP     $232 FP        $20 FP     $63 FP    $108 FP     $232 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Stock Fund                 $70 SP     $101 SP     $125 SP     $228 SP        $20 SP     $61 SP    $105 SP     $228 SP
                                          $70 FP     $112 FP     $156 FP     $229 FP        $20 FP     $62 FP    $106 FP     $229 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian Small Cap Stock            $73 SP     $111 SP     $141 SP     $260 SP        $23 SP     $71 SP    $121 SP     $260 SP
    Fund                                  $73 FP     $121 FP     $172 FP     $261 FP        $23 FP     $71 FP    $122 FP     $261 FP
------------------------------------------------------------------------------------------------------------------------------------
   The Guardian VC 500 Index Fund         $67 SP     $ 94 SP     $113 SP     $203 SP        $17 SP     $54 SP    $93 SP      $203 SP
                                          $67 FP     $104 FP     $143 FP     $203 FP        $17 FP     $54 FP    $93 FP      $203 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian VC Asset Allocation        $72 SP     $108 SP     $137 SP     $252 SP        $22 SP     $68 SP    $117 SP     $252 SP
    Fund                                  $72 FP     $118 FP     $167 FP     $252 FP        $22 FP     $68 FP    $117 FP     $252 FP
------------------------------------------------------------------------------------------------------------------------------------
  The Guardian VC High Yield Bond         $74 SP     $114 SP     $146 SP     $270 SP        $24 SP     $74 SP    $126 SP     $270 SP
    Fund                                  $84 FP     $134 FP     $186 FP     $270 FP        $24 FP     $74 FP    $126 FP     $270 FP
------------------------------------------------------------------------------------------------------------------------------------
  Baillie Gifford International Fund      $75 SP     $116 SP     $149 SP     $276 SP        $25 SP     $76 SP    $129 SP     $276 SP
                                          $75 FP     $126 FP     $180 FP     $277 FP        $25 FP     $76 FP    $130 FP     $277 FP
------------------------------------------------------------------------------------------------------------------------------------
  Baillie Gifford Emerging Markets        $79 SP     $129 SP     $171 SP     $318 SP        $29 SP     $89 SP    $151 SP     $318 SP
  FunD                                    $79 FP     $139 FP     $201 FP     $319 FP        $29 FP     $89 FP    $151 FP     $319 FP
------------------------------------------------------------------------------------------------------------------------------------
  Value Line Centurion Fund               $71 SP     $104 SP     $129 SP     $235 SP        $21 SP     $64 SP    $109 SP     $235 SP
                                          $71 FP     $114 FP     $160 FP     $237 FP        $21 FP     $64 FP    $110 FP     $237 FP
------------------------------------------------------------------------------------------------------------------------------------
  Value Line Strategic Asset              $70 SP     $103 SP     $128 SP     $233 SP        $20 SP     $63 SP    $108 SP     $233 SP
    ManagemenT Trust                      $71 FP     $113 FP     $159 FP     $235 FP        $21 FP     $63 FP    $109 FP     $235 FP
------------------------------------------------------------------------------------------------------------------------------------
  Gabelli Capital Asset Fund              $77 SP     $124 SP     $163 SP     $304 SP        $27 SP     $84 SP    $143 SP     $304 SP
                                          $76 FP     $130 FP     $186 FP     $290 FP        $26 FP     $80 FP    $136 FP     $290 FP
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund      $73 SP     $111 SP     $142 SP     $261 SP        $23 SP     $71 SP    $122 SP     $261 SP
                                          $73 FP     $121 FP     $172 FP     $261 FP        $23 FP     $71 FP    $122 FP     $261 FP
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Utilities Fund          $76 SP     $120 SP     $157 SP     $291 SP        $26 SP     $80 SP    $137 SP     $291 SP
                                          $76 FP     $130 FP     $187 FP     $291 FP        $26 FP     $80 FP    $137 FP     $291 FP
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                     $73 SP     $112 SP     $145 SP     $263 SP        $23 SP     $72 SP    $123 SP     $263 SP
                                          $73 FP     $122 FP     $173 FP     $263 FP        $23 FP     $72 FP    $123 FP     $263 FP
------------------------------------------------------------------------------------------------------------------------------------



-------------                                                      -------------
EXPENSE TABLE                                                      PROSPECTUS  7
-------------                                                      -------------

------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the end        If you do not surrender or you annuitize
                                          of the applicable time period:                   at the end of the applicable time period:

                                             You would pay the following expenses on            You would pay the following expenses
                                          a $1,000 investment, assuming a 5% annual         on a $1,000 investment, assuming a 5%
                                          return on assets:                                 annual return on assets:

                                                Single Premium and Flexible                      Single Premium and Flexible
                                                     Premium Contracts                               Premium Contracts
                                          ------------------------------------------------------------------------------------------
                                           1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.         1 Yr.     3 Yrs.    5 Yrs.     10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

  Davis Financial Portfolio               $75 SP     $117 SP     $152 SP     $280 SP        $25 SP     $77 SP    $132 SP    $280 SP
                                          $75 FP     $127 FP     $182 FP     $280 FP        $25 FP     $77 FP    $132 FP    $280 FP
------------------------------------------------------------------------------------------------------------------------------------
  Davis Real Estate Portfolio             $75 SP     $117 SP     $152 SP     $280 SP        $25 SP     $77 SP    $132 SP    $280 SP
                                          $76 FP     $129 FP     $185 FP     $288 FP        $26 FP     $79 FP    $135 FP    $288 FP
------------------------------------------------------------------------------------------------------------------------------------
  Davis Value Portfolio                   $75 SP     $117 SP     $152 SP     $280 SP        $25 SP     $77 SP    $132 SP    $280 SP
                                          $75 FP     $127 FP     $182 FP     $280 FP        $25 FP     $77 FP    $132 FP    $280 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund              $72 SP     $109 SP     $138 SP     $253 SP        $22 SP     $69 SP    $118 SP    $253 SP
    Portfolio (Service Class)             $73 FP     $119 FP     $169 FP     $255 FP        $23 FP     $69 FP    $119 FP    $255 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income              $71 SP     $106 SP     $133 SP     $243 SP        $21 SP     $66 SP    $113 SP    $243 SP
    Portfolio (Service Class)             $71 FP     $116 FP     $164 FP     $244 FP        $21 FP     $66 FP    $114 FP    $244 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth opportunities   $73 SP     $109 SP     $139 SP     $255 SP        $23 SP     $69 SP    $119 SP    $255 SP
    Portfolio (Service Class)             $73 FP     $120 FP     $170 FP     $258 FP        $23 FP     $70 FP    $120 FP    $258 FP
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Mid Cap Portfolio      $73 SP     $110 SP     $140 SP     $258 SP        $23 SP     $70 SP    $120 SP    $258 SP
    (Service Class)                       $73 FP     $122 FP     $173 FP     $263 FP        $23 FP     $72 FP    $123 FP    $263 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Aggressive Growth           $71 SP     $106 SP     $134 SP     $244 SP        $21 SP     $66 SP    $114 SP    $244 SP
    Portfolio (Institutional Shares)      $71 FP     $116 FP     $164 FP     $244 FP        $22 FP     $67 FP    $114 FP    $245 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Capital Appreciation        $72 SP     $107 SP     $134 SP     $245 SP        $22 SP     $67 SP    $114 SP    $245 SP
    Portfolio (Institutional Shares)      $72 FP     $117 FP     $164 FP     $245 FP        $22 FP     $67 FP    $114 FP    $245 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Growth Portfolio            $72 SP     $107 SP     $134 SP     $245 SP        $22 SP     $67 SP    $114 SP    $245 SP
    (Institutional Shares)                $72 FP     $117 FP     $164 FP     $245 FP        $22 FP     $67 FP    $114 FP    $245 FP
------------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Worldwide Growth            $72 SP     $107 SP     $135 SP     $248 SP        $22 SP     $67 SP    $115 SP    $248 SP
    PortfolIO (Institutional Shares)      $72 FP     $117 FP     $165 FP     $248 FP        $22 FP     $67 FP    $115 FP    $248 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Emerging Growth Series              $73 SP     $112 SP     $143 SP     $263 SP        $23 SP     $72 SP    $123 SP    $263 SP
    (Initial Class)                       $73 FP     $122 FP     $173 FP     $263 FP        $23 FP     $72 FP    $123 FP    $263 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS investors trust Series               $73 SP    $112 SP     $144 SP     $264 SP        $23 SP      $72 SP   $124 SP    $264 SP
    (Initial Class)                        $74 FP    $123 FP     $174 FP     $266 FP        $24 FP      $73 FP   $124 FP    $266 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS New Discovery Series                $76 SP     $119 SP     $154 SP     $285 SP        $26 SP     $79 SP    $134 SP    $285 SP
    (Initial Class)                       $76 FP     $129 FP     $184 FP     $285 FP        $26 FP     $79 FP    $134 FP    $285 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Research Series                     $73 SP     $112 SP     $143 SP     $263 SP        $23 SP     $72 SP    $123 SP    $263 SP
    (Initial Class)                       $73 FP     $122 FP     $173 FP     $263 FP        $23 FP     $72 FP    $123 FP    $263 FP
------------------------------------------------------------------------------------------------------------------------------------
  MFS Total Return Series                 $74 SP     $113 SP     $146 SP     $269 SP        $24 SP     $73 SP    $126 SP    $269 SP
    (Initial Class)                       $74 FP     $123 FP     $176 FP     $269 FP        $24 FP     $73 FP    $126 FP    $269 FP
------------------------------------------------------------------------------------------------------------------------------------

The comparison of Fund expenses assumes incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract fee was calculated by: (1) dividing the total contract fees for the year ended December 31, 2000 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, premium taxes are currently imposed by certain states and municipalities, and will reduce the amount of each premium payment available for allocation under the contract. See Deductions and charges.

Historical information about the accumulation unit values appears in Appendix A.



-------------                                                      -------------
8  PROSPECTUS                                                      EXPENSE TABLE
-------------                                                      -------------

--------------------------------------------------------------------------------
     THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $11.3 billion as of December 31, 2000. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2000, Guardian Life had total assets in excess of $32.3 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------
     BUYING A CONTRACT
--------------------------------------------------------------------------------

There are two types of individual annuity contracts, and one type of group contract. Individual annuity contracts may be bought as either a Flexible Premium Payment Contract, where you make regular payments throughout the accumulation period, or as a Single Premium Payment Contract, where you make a single payment when you buy the contract. The individual contracts can be purchased as "qualified contracts" which means they qualify for special federal income tax treatment or as "non-qualified contracts" which means they do not qualify for such treatment. Group annuity contracts are generally bought through retirement plans set up by your employer under Sections 401 or 457 of the Internal Revenue Code, and are available as a Flexible Premium Payment Contract. Both individual and group contracts allow you to direct where your net premium payments are invested.


                                                                   -------------
BUYING A CONTRACT                                                  PROSPECTUS  9
                                                                   -------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

For individual contracts we require a minimum initial premium payment of $3,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, the minimum payment will be $50. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

For group contracts we require a minimum initial premium payment of $5,000, with additional payments of at least $500. Thereafter, any payments in excess of $100,000 in any contract year may only be made with our written consent.


-------------
10  PROSPECTUS                                                 BUYING A CONTRACT
-------------

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen, or in the fixed-rate option if you have an Individual Single Premium Payment contract and have chosen this option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option if your contract allows you to invest in this option, at any given time.

THE SEPARATE ACCOUNT

GIAC has established The Guardian Separate Account A to receive and invest your premium payments in the variable investment options. The Separate Account has 31 investment divisions, corresponding to the 31 Funds available to you. Each division is divided into two sub-divisions, one for allocations made under tax qualified contracts, the other for allocations made under non-qualified contracts. The performance of each division is based on the Fund in which it invests.

The Separate Account was established in 1981. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner. Each investment subdivision is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment subdivision are credited to or charged against the assets held in that subdivision according to the terms of each contract, without regard to other income, capital


                                                                   -------------
BUYING A CONTRACT                                                  PROSPECTUS 11
                                                                   -------------
gains or capital losses of the other investment subdivisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial
Information: Federal tax matters.


We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. An example of such a change includes eliminating of the availability of the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchases).


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of twenty of the 31 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., Massachusetts Financial Services Company, AIM Advisors, Inc., Janus Capital Corporation, Fidelity Management & Research Company and Davis Selected Advisers, LP. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.


-------------
12  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

Fund                                            Investment objectives                  Typical investments
------------------------------------------------------------------------------------------------------------------------------------

The Guardian Stock Fund                         Long-term growth of capital            U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund               Long-term growth of capital            U.S. common stocks of companies with
                                                                                       smaller market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                          Maximum income without undue risk      Investment grade debt obligations
                                                of principal; capital appreciation
                                                as a secondary objective

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                          High level of current income           Money market instruments
                                                consistent with liquidity and
                                                preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                  Seeks to match the investment          Common stocks of companies in the
                                                performance of the Standard &          S&P Index, which emphasizes large
                                                Poor's 500 Composite Stock             U.S. companies
                                                Price Index (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield                      Current income; capital                Corporate bonds and other debt
Bond Fund                                       appreciation is a secondary objective  securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Asset                           Long-term total investment return      Shares of The Guardian VC 500 Index Fund,
Allocation Fund                                 consistent with moderate               The Guardian Stock Fund, The Guardian
                                                investment risk                        Bond Fund, and The Guardian Cash Fund

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund              Long-term capital appreciation         Common stocks and convertible
                                                                                       securities issued by foreign countries
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford Emerging Markets Fund           Long-term capital appreciation         Common stocks and convertible securities of
                                                                                       emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                       Long-term growth of capital            U.S. common stocks with selections
                                                                                       based on the Value Line Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management           High total investment return           U.S. common stocks with selections based
Trust                                           consistent with reasonable risk        on the Value Line Ranking System, bonds and
                                                                                       money market instruments

------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      Growth of capital; current income      U.S. common stocks and convertible
                                                as a secondary objective               securities
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund              Growth of capital                      Common stocks
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                  High total return                      Securities of domestic and foreign public
                                                                                       utility companies

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                             Long-term growth of capital.           Equity securities judged to be
                                                Income as a secondary objective        undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                       Growth of capital                      Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                     Total return through a                 Securities issued by companies that
                                                combination of growth and income       are "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                           Growth of capital                      U.S. common stocks of companies with
                                                                                       at least $5 billion market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                      Long-term capital appreciation         U.S. and foreign common stocks of Portfolio
                                                                                       companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                      Reasonable income; also considers      Income-producing equity securities
Portfolio                                       potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth                         Capital growth                         U.S. and foreign common stocks
Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio              Long-term growth of capital            Common stocks with medium market
                                                                                       capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 13
                                                                   -------------

Fund                                            Investment objectives                  Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive                          Long-term growth of capital            Equity securities of medium-sized
Growth Portfolio                                                                       companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                             Long-term growth of capital            Equity securities of companies of
Appreciation Portfolio                                                                 any size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth                              Long-term growth of capital in         Common stocks of issuers of any size
Portfolio                                       a manner consistent with
                                                preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                           Long-term growth of capital in         Common stocks of foreign and U.S.
Growth Portfolio                                a manner consistent with               issuers; usually invests in at least
                                                preservation of capital                five countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                      Long-term growth of capital            Common stocks of emerging growth
                                                                                       companies of any size
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Series                      Long-term growth of capital with       Equity securities issued by the U.S. and
(formerly MFS Growth With                       a secondary objective to seek          foreign companies
Income Series)                                  reasonable current income

------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                        To seek capital appreciation           Equity securities of companies that
                                                                                       offer superior prospects for growth,
                                                                                       both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                             Long-term growth of capital and        Equity securities of companies
                                                future income                          believed to possess better than
                                                                                       average prospects for long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                         Above average income consistent        Broad list of securities, including
                                                with prudent employment of             a combination of equity and
                                                capital; as a secondary                fixed-income, both U.S. and foreign
                                                objective, to provide reasonable
                                                opportunity for growth of capital
                                                and income
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your State.


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to publicly available mutual funds. The Funds are not the same funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.



-------------
14  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

   Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                                Investment adviser
Fund                                            and principal business address
-------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                         Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund               7 Hanover Square
The Guardian Bond Fund                          New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
-------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund              Guardian Baillie Gifford Limited
Baillie Gifford Emerging Markets Fund           (Adviser)
                                                Baillie Gifford Overseas Limited
                                                (Sub-adviser)
                                                1 Rutland Court
                                                Edinburgh, Scotland
                                                EH3 8EY
-------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                       Value Line, Inc.
Value Line Strategic Asset                      220 East 42nd Street
  Management Trust                              New York, New York 10017
-------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      Gabelli Funds, LLC
                                                One Corporate Center
                                                Rye, New York 10580
-------------------------------------------------------------------------------------------------------

MFS Investors Trust Series                      Massachusetts Financial Services Company

MFS Emerging Growth Series                      500 Boylston Street
MFS New Discovery Series                        Boston, MA 02116
MFS Research Series
MFS Total Return Series
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              A I M Advisors, Inc.
AIM V.I. Global Utilities Fund                  11 Greenway Plaza - Suite 100
AIM V.I. Value Fund                              Houston, Texas  77046-1173
-------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                       Davis Selected Advisers, LP
Davis Real Estate Portfolio                     2949 East Elvira Road
Davis Value Portfolio                           Suite 101
                                                Tucson, Arizona 85706
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio            Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio            82 Devonshire Street
Fidelity VIP III Growth                         Boston, Massachusetts 02109
  Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
-------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive                          Janus Capital Corporation
  Growth Portfolio                              100 Fillmore Street
Janus Aspen Capital Appreciation                Denver, Colorado  80206-4928
  Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
-------------------------------------------------------------------------------------------------------


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 15
                                                                   -------------

FIXED-RATE OPTION

The fixed-rate option is only available to those who have bought an Individual Single Premium Payment Contract, though it may not be available for allocation in all states in which the contracts are available.

It is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


-------------
16  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

TRANSFERS

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer part of your accumulation value from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to a maximum of three variable investment options. This may be done only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. You may not make transfers into the fixed-rate option. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 25% of the amount in the fixed-rate option on the applicable contract anniversary date or

      --    $2,500.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.


The contract is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.


--------------------------------------------------------------------------------
When you buy a contract, please note

o     You can choose up to twenty investment options at any one time.

o If your contract allows you to and you select the fixed-rate option, you are limited to an additional nineteen variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.
--------------------------------------------------------------------------------


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 17
                                                                   -------------

--------------------------------------------------------------------------------

   Personal Security


   When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.
--------------------------------------------------------------------------------

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.


After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. We will adjust the number of annuity units, which are used to determine your annuity payments, to reflect the annuity unit values of the new Funds you have chosen. No fixed-rate option transfers are permitted.


SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. Also, surrenders and partial withdrawals may be limited by the rules of your retirement plan.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss. Surrendering your contract or making a partial withdrawal in the first six years of your contract may trigger the contingent deferred sales charge. See Contract costs and expenses.


To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charges. If you have less than $500 left in your Single Premium Payment Contract after a partial withdrawal, $250 left in your Flexible Premium Payment Contract, or $1,000 in your Group Contract, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information:
Federal tax matters.



                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 18
                                                                   -------------

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.


Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory Federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

o     10% of the amount of your single premium payment.

For Flexible Premium Payment and Group Contracts

o 10% of the total premiums paid during the 72 months immediately preceding the date of your withdrawal.

We will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

Please note that withdrawals are restricted for qualified contracts issued in connection with Section 403(b) of the Internal Revenue Code. If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

--------------------------------------------------------------------------------

   Payments

   For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

   o the New York Stock Exchange is closed for trading or trading has been suspended, or

   o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

   Assigning contract interests

   If the contract is part of a Keogh plan, or a corporate or individual plan under Sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

   Reports


   At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

    If several members of the same household own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.



                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 19
                                                                   -------------

--------------------------------------------------------------------------------
     THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


Your annuity payments will be variable. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age and the sex of the annuitant

o     the annuity payout option you choose, and

o     the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.


The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


-------------
20  PROSPECTUS                                                THE ANNUITY PERIOD
-------------

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent payment:

o If the actual net annual return on investment equals 4% - the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.


ANNUITY PAYOUT OPTIONS


There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option 2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


Option 1 -- Life Annuity Payments

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option 2 -- Life Annuity with 120 Monthly Payments Certain

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option 3 -- Joint and Two-Thirds Survivor Annuity


We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.



                                                                   -------------
THE ANNUITY PERIOD                                                 PROSPECTUS 21
                                                                   -------------

--------------------------------------------------------------------------------
     OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.


Depending on your age at the time the contract was issued and state regulatory approval, the regular death benefit is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and any annuity taxes.

Depending on the terms of your contract, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, in good order if the annuitant has reached a certain age.


We normally pay the death benefit within seven days of receiving proof of death in good order. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.


If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner, unless you previously designated the annuitant's estate to receive the death benefits. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.



-------------
22 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.


Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.


Enhanced death benefits


The enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.


--------------------------------------------------------------------------------

   Primary annuitant

   Please note that the primary annuitant is determined in accordance with
   Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 23
                                                                   -------------

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -- plus any premiums paid after the reset date

      -- minus any partial withdrawals after the reset date


      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).


Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:


o the highest accumulation value of the contract on any anniversary of the issue date of the rider before the annuitant's 85th birthday:


      -- plus any premiums paid after that rider anniversary

      -- minus any partial withdrawals after that rider anniversary


      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.


We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.


Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit and no further charges will be deducted for this benefit. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.



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24  PROSPECTUS                                           OTHER CONTRACT FEATURES
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

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     FINANCIAL INFORMATION
--------------------------------------------------------------------------------

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally, we add up the daily charges (mortality and expense risks, administrative expenses, and any premium taxes) and subtract them from the above total.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 25
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

CONTRACT COSTS AND EXPENSES


The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.


No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds


The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.


Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.0% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.65% covers mortality risks, while the remaining 0.35% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses


We deduct an annual fee of $30 for Single Premium Payment Contracts, and $35 for Flexible Premium Payment and Group Contracts, on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.


In addition, the following charges may apply:
Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses. The total deferred sales charges are guaranteed never to exceed 9% of the premiums you have paid.




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26 PROSPECTUS                                              FINANCIAL INFORMATION
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

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.


---------------------------------
      Number of
   Contract Years     Contingent
   Completed from      Deferred
   Date of Premium   Sales Charge
       Payment        Percentage
---------------------------------
         1                5%
---------------------------------
         2                5%
---------------------------------
         3                4%
---------------------------------
         4                3%
---------------------------------
         5                2%
---------------------------------
         6                1%
---------------------------------
         7+               0%
---------------------------------


The deferred sales charge associated with flexible premium payment contracts and group contracts is calculated as the lesser of:

o 5% of the premium payments you have made within six contract years (72 months) before the date of your request for the withdrawal or surrender; or

o     5% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 27
                                                                   -------------

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS


The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.


We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


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28 PROSPECTUS                                              FINANCIAL INFORMATION
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

Taxation of non-qualified contracts
Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.


Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2,

o     made on or after the death of an owner,

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.


Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 29
                                                                   -------------

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges


Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in Federal gift taxes for you and Federal and state income taxes for the new owner, annuitant or payee.
If you are considering any such transaction, you should consult a professional tax adviser.


Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Multiple contracts

All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts


Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.



-------------
30 PROSPECTUS                                              FINANCIAL INFORMATION
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

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)


As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you (or your spouse) first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs

Under Section 408(k) of the Internal Revenue Code, employers are allowed to provide IRA contributions on behalf of their employees. In addition to the general rules governing IRAs, SEP IRAs are subject to certain requirements regarding participation and the amounts of contributions. Employers using this contract in connection with SEP IRAs should consult their tax adviser.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 31
                                                                   -------------

Deferred compensation plans

Under Section 457 of the Internal Revenue Code, certain tax-exempt employers, such as state and local governments, or other agencies are allowed to establish various types of deferred compensation plans for their employees. Contributions to these plans are generally taxed when the money is withdrawn or payments begin. In non-governmental plans, the employers are considered the owner of the contract and may draw on its value for purposes unrelated to the compensation plan for which it was purchased. In governmental plans, these amounts must be held in trust for the exclusive use of the employees participating in the plan.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% Federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches 59 1/2

o     made on or after the death of an owner

o attributable to the taxpayer's becoming disabled o made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.



-------------
32 PROSPECTUS                                              FINANCIAL INFORMATION
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

Other tax issues


You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

Qualified contracts other than Roth IRA have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.


Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes other than the charge for state and local annuity taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to annuity taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.


--------------------------------------------------------------------------------
   Gender-neutral and gender-distinct tables


   As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.
--------------------------------------------------------------------------------


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
                                                                   -------------

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.


PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets



-------------
34 PROSPECTUS                                              FINANCIAL INFORMATION
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


o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

--------------------------------------------------------------------------------
     YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

DISTRIBUTION OF THE CONTRACT


The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.



-------------
36 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

There may be several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment not expected to exceed 4.5%. Other compensation programs may provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.


The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 37
                                                                   -------------

--------------------------------------------------------------------------------
     SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Beneficiary: The person named in the contract to receive the death benefit if the contract owner or the annuitant dies.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.


Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Retirement Date: The date on which annuity payments under the contract begin.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


-------------
38 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
     OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

Guardian Insurance & Annuity Corporation
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o Services to the Separate Account

o Annuity payments

o Tax status of the contracts


o Performance Data

o Calculation of yield quotations for The Guardian Cash Fund


o Performance comparisons

o Valuation of assets of the Separate Account

o Transferability restrictions


o Experts - Financial statements



                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 39
                                                                   -------------

--------------------------------------------------------------------------------
     APPENDIX A SUMMARY FINANCIAL INFORMATION
-------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account A, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2000. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account A which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 18, 1982. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year. All footnotes appear at the end of the charts.

There are no outstanding accumulation units for contracts including the contract anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                           CONTRACT TYPE
                                                                 ------------------------------------
                                                                                           7-YEAR
                                                                                            DEATH
                                               YEAR                                       BENEFIT
FUND                                            END                  BASIC                  RIDER(1)
-----------------------------------------------------------------------------------------------------
The Guardian Cash Fund                         2000                  $27.208               $11.294
                                               1999                   25.916                10.790
                                               1998                   24.979                10.432
                                               1997                   23.999                10.502
                                               1996                   23.050
                                               1995                   22.172
                                               1994                   21.217
                                               1993                   20.639
                                               1992                   20.307
                                               1991                   19.869
-----------------------------------------------------------------------------------------------------
The Guardian Stock Fund                        2000                  121.728                13.041
                                               1999                  150.639                16.187
                                               1998                  115.984                12.500
                                               1997                   97.721                10.564
                                               1996                   72.788
                                               1995                   57.929
                                               1994                   43.446
                                               1993                   44.443
                                               1992                   37.415
                                               1991                   31.469
-----------------------------------------------------------------------------------------------------
The Guardian Bond Fund                         2000                   36.974                11.473
                                               1999                   33.940                10.564
                                               1998                   34.566                10.791
                                               1997                   32.294                10.112
                                               1996                   29.924
                                               1995                   29.376
                                               1994                   25.230
                                               1993                   26.391
                                               1992                   24.262
                                               1991                   22.750
-----------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund              2000                   13.519                12.003
                                               1999                   14.130                12.584
                                               1998                   10.567                 9.439
                                               1997                   11.323 (2)            10.145
-----------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)             2000                    9.607                  --
-----------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)      2000                   10.454                  --
-----------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)       2000                    9.624                  --
-----------------------------------------------------------------------------------------------------



-------------
40 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A


                                                                           CONTRACT TYPE
                                                            ------------------------------------------
                                                                                           7-YEAR
                                                                                            DEATH
                                               YEAR                                       BENEFIT
FUND                                            END                  BASIC                  RIDER(1)
-----------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     2000                  $22.912               $14.464
                                               1999                   21.921                13.880
                                               1998                   18.478                11.735
                                               1997                   16.705                10.641
                                               1996                   11.832
                                               1995                   10.763 (3)
-----------------------------------------------------------------------------------------------------
Baillie Gifford International Fund             2000                   23.472                13.699
                                               1999                   29.631                17.347
                                               1998                   21.511                12.631
                                               1997                   17.928                10.559
                                               1996                   16.175
                                               1995                   14.154
                                               1994                   12.851
                                               1993                   12.866
                                               1992                    9.694
                                               1991                   10.756 (4)
-----------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund          2000                    9.522                 9.547
                                               1999                   13.321                13.395
                                               1998                    7.810                 7.877
                                               1997                   10.770                10.895
                                               1996                   10.667
                                               1995                    8.647
                                               1994                    8.785 (5)
-----------------------------------------------------------------------------------------------------
Value Line Centurion Fund                      2000                   78.331                14.055
                                               1999                   90.380                16.266
                                               1998                   71.182                12.849
                                               1997                   56.396                10.211
                                               1996                   46.920
                                               1995                   40.383
                                               1994                   29.115
                                               1993                   30.069
                                               1992                   27.807
                                               1991                   26.551
-----------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust    2000                   56.146                15.948
                                               1999                   55.619                15.846
                                               1998                   45.182                12.911
                                               1997                   35.801                10.261
                                               1996                   31.261
                                               1995                   27.247
                                               1994                   21.408
                                               1993                   22.729
                                               1992                   20.521
                                               1991                   18.013
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)         2000                    9.537                 9.519
-----------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)             2000                   10.301                10.282
-----------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (6)                        2000                    9.270                 9.253
-----------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                  2000                   12.302                  --
-----------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (6)                2000                   11.381                  --
-----------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                      2000                   10.350                10.331
-----------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 41
                                                                   -------------

APPENDIX A



                                                                                                         CONTRACT TYPE
                                                                                          ------------------------------------------
                                                                                                                      7-YEAR
                                                                                                                       DEATH
                                                                                YEAR                                 BENEFIT
FUND                                                                             END               BASIC             RIDER(1)

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio (Service Class) (6)                        2000             $10.047             $10.029
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                        2000              10.909                  --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio (Service Class) (6)             2000               9.485                  --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio (Service Class) (6)                          2000              12.725              12.702
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (6)              2000               8.472               8.457
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)           2000               9.236               9.219
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                         2000               9.274               9.257
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)               2000               9.149               9.133
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                                  2000               9.287               9.270
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2000              13.162              13.362
                                                                                1999              13.312              13.556
                                                                                1998              12.601              12.870
                                                                                1997              10.403 (2)          10.657
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                    2000              10.597              10.579
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                         2000               9.693               9.676
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (6)                                     2000              11.243                  --
------------------------------------------------------------------------------------------------------------------------------------

Number of accumulation units outstanding at the end of the indicated period:

                                                                           CONTRACT TYPE
                                                          -------------------------------------------
                                                                                           7-YEAR
                                                                                            DEATH
                                               YEAR                                       BENEFIT
FUND                                            END                  BASIC                  RIDER(1)
-----------------------------------------------------------------------------------------------------
The Guardian Cash Fund                         2000              2,574,119                231,213
                                               1999              2,995,641                336,117
                                               1998              3,345,374                319,565
                                               1997              3,499,421                125,260
                                               1996              4,509,040
                                               1995              4,672,497
                                               1994              6,438,018
                                               1993              6,589,218
                                               1992              8,191,019
                                               1991              9,820,648
-----------------------------------------------------------------------------------------------------
The Guardian Stock Fund                        2000              3,456,663              1,514,490
                                               1999              3,916,386              1,609,305
                                               1998              4,776,931              1,089,755
                                               1997              5,590,873                734,279
                                               1996              6,076,328
                                               1995              6,703,809
                                               1994              6,852,186
                                               1993              7,151,131
                                               1992              7,250,156
                                               1991              7,320,500
-----------------------------------------------------------------------------------------------------
The Guardian Bond Fund                         2000              1,263,771                106,983
                                               1999              1,565,455                140,479
                                               1998              1,964,675                168,909
                                               1997              2,214,393                 40,479
                                               1996              2,616,670
                                               1995              3,423,163
                                               1994              3,797,375
                                               1993              4,624,824
                                               1992              5,473,752
                                               1991              5,904,703
-----------------------------------------------------------------------------------------------------



-------------
42 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A


                                                                        CONTRACT TYPE
                                                         --------------------------------------------
                                                                                           7-YEAR
                                                                                            DEATH
                                               YEAR                                       BENEFIT
FUND                                            END                  BASIC                  RIDER(1)
-----------------------------------------------------------------------------------------------------
The Guardian Small Cap                         2000                586,234                 22,518
  Stock Fund                                   1999                472,093                 24,963
                                               1998                568,863                 28,315
                                               1997                651,967 (2)             34,958
-----------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)             2000                 68,032                     --
-----------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)      2000                 25,577                     --
-----------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)       2000                  6,476                     --
-----------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     2000                244,557                 29,112
                                               1999                385,092                 69,116
                                               1998                487,073                 82,295
                                               1997                389,514                  4,315
                                               1996                232,888
                                               1995                181,843 (3)
-----------------------------------------------------------------------------------------------------
Baillie Gifford International Fund             2000                971,434                147,370
                                               1999              1,153,489                144,167
                                               1998              1,377,240                104,475
                                               1997              1,643,055                 85,978
                                               1996              2,056,413
                                               1995              2,393,470
                                               1994              3,056,741
                                               1993              2,613,593
                                               1992              1,115,818
                                               1991                813,252 (4)
-----------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund          2000                381,116                  5,798
                                               1999                544,584                 14,343
                                               1998                263,502                  8,161
                                               1997                559,108                 20,597
                                               1996                548,268
                                               1995                383,253
                                               1994                148,085 (5)
-----------------------------------------------------------------------------------------------------
Value Line Centurion Fund                      2000              2,403,459                729,688
                                               1999              2,822,201                770,756
                                               1998              3,076,008                586,543
                                               1997              3,620,476                191,677
                                               1996              4,202,143
                                               1995              4,570,242
                                               1994              4,790,568
                                               1993              5,470,792
                                               1992              6,370,005
                                               1991              6,925,840
-----------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust    2000              2,465,646                403,907
                                               1999              2,820,532                421,493
                                               1998              3,314,960                295,200
                                               1997              3,910,164                177,954
                                               1996              4,418,320
                                               1995              4,843,445
                                               1994              5,312,863
                                               1993              6,033,999
                                               1992              5,778,556
                                               1991              5,321,172
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)         2000                 94,377                  4,740
-----------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)             2000                 18,816                  1,465
-----------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (6)                        2000                 43,489                  5,645
-----------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                  2000                 48,356                     --
-----------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (6)                2000                 12,678                     --
-----------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                      2000                 20,413                  6,130
-----------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 43
                                                                   -------------

APPENDIX A


                                                                                                        CONTRACT TYPE
                                                                                              -------------------------------------
                                                                                                                      7-YEAR
                                                                                                                       DEATH
                                                                                YEAR                                 BENEFIT
FUND                                                                             END               BASIC             RIDER(1)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio (Service Class) (6)                        2000              34,243               3,186
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                        2000              25,387                  --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio (Service Class) (6)             2000               1,819                  --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio (Service Class) (6)                          2000             362,045              42,703
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (6)              2000             331,140              10,750
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)           2000             188,722               2,840
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                         2000             147,575               4,224
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)               2000             244,972               9,246
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                                  2000              27,587               5,397
-----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2000              33,869               7,037
                                                                                1999             333,700              11,618
                                                                                1998             427,295              11,842
                                                                                1997              73,032 (2)              15
-----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                    2000              60,145                 714
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                         2000               7,197                 680
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (6)                                     2000              16,220                  --
-----------------------------------------------------------------------------------------------------------------------------------

1. The 7 Year Enhanced Death Benefit rider became available under this contract commencing November 12, 1997.
2. Commencing July 16, 1997.
3. Commencing May 1, 1995.
4. Commencing February 8, 1991.
5. Commencing October 17, 1994.
6. Commencing May 1, 2000.



-------------
44  PROSPECTUS                                                          APPENDIX
-------------

                                     [LOGO]
                                 GUARDIAN (SM)

                                 Issued by:

                                 The Guardian Insurance & Annuity Company, Inc., P.O. Box 26210
                                 Lehigh Valley, PA 18002-6210

                                 Distributed by:
                                 Guardian Investor Services Corporation
                                 7 Hanover Square
                                 New York, NY  10004
                                 Phone (800) 221-3253
                                 Member:  NASD, SIPC

                                 Contract provisions and investment options may vary by state.

--------------------------------------------------------------------------------
Investments in Value Guard II or any of its investment options are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution; further, neither the policy nor such investments are federally insured by the Federal Deposit Insurance Corporation (the FDIC), the Federal Reserve Board, or any other agency. Investment in any of the variable investment options involves risk, including the possible loss of principal.
--------------------------------------------------------------------------------

EB-010164 (5/01)

VALUEGUARD II

THE GUARDIAN SEPARATE ACCOUNT A
OF
THE GUARDIAN insurance & annuity company, inc.


Statement of Additional Information May 1, 2001

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account A (marketed under the name "Value Guard II") dated May 1, 2001.


A free Prospectus is available upon request by writing or calling:


                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

Table of Contents
                                                                            Page
                                                                            ----

Services to the Separate Account .........................................   B-2

Annuity Payments .........................................................   B-2

Tax Status of the Contracts ..............................................   B-3


Performance Data .........................................................   B-3


Calculation of Yield Quotations for The Guardian Cash Fund ...............   B-4

Performance Comparisons ..................................................   B-5

Valuation of Assets of the Separate Account ..............................   B-5

Transferability Restrictions .............................................   B-5


Experts - Financial Statements ...........................................   B-5


EB-013288  5/00


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account A (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the contract owners.


Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 2000, 1999 and 1998, GIAC paid commissions through GISC with respect to the sales of variable annuity contracts in the amount of $48,391,404, $32,178,498 and $34,195,299, respectively.


ANNUITY PAYMENTS

Determination of the first monthly annuity payment: at the time annuity payments begin, the value of the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) is determined by multiplying the appropriate accumulation unit value on the valuation date ten
(10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.


The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amount depends on the form of annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the annuitant(s). The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract (or if a group contract, the amount applied for a participant as stated by the contract owner). Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.


Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the second and subsequent monthly annuity payments: the amount of the second and subsequent annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date 10 days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the annuity payment period, provided no transfers among the variable investment options are made.


The assumed investment return of 4% under the contract is the measuring point for subsequent annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a return equal to the amount of such excess. Conversely, if the actual return is less than 4%, annuity payments will decrease.


The second and subsequent monthly payments made under the fixed-rate option will be equal to the amount of the first monthly fixed annuity payment.


---
B-2                                          STATEMENT OF ADDITIONAL INFORMATION
---

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Performance information provides standardized results for the Separate Account's commencement of operations (January 18, 1982) or, if later, the availability of the Investment Division within the Separate Account. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account if the Fund existed prior to such date. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, several of the Funds will have been utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1 + T)n = ERV

Where:    P       = a hypothetical purchase of $1,000 from which no sales load is deducted.
          T       = average annual total return.
          n       = number of years.
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown -- standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of The Guardian Cash Fund, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(i) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the investment division. The determination of net change in contract value does reflect all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size.


Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

The yield of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of The Guardian Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the subdivision may be for any specified period in the future. The Guardian Cash Fund Investment Division's respective yields are not guaranteed.


---
B-4                                          STATEMENT OF ADDITIONAL INFORMATION
---

The current and effective annualized yields for the Investment Division investing in The Guardian Cash Fund for the seven-day period ending December 31, 2000 were 6.11% and 6.30%, respectively, calculated as described above.

PERFORMANCE COMPARISONS

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analysis prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional materials may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.


VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and annuity units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the internal revenue code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than giac, unless the contract owner is the trustee of an employee trust qualified under the internal revenue code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trustee pension plan.

EXPERTS - FINANCIAL STATEMENTS

The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.


The financial statements of The Guardian Separate Account A for the year ended December 31, 2000 have been so included in this Registration Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 2000 and 1999 and for each of three years in the period ended December 31, 2000 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

--------------------------------------------------------------------------------
     FINANCIAL STATEMENTS OF
     THE VALUEGUARD SEPARATE ACCOUNT AT
--------------------------------------------------------------------------------

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                        Investment Divisions
                                             ------------------------------------------
                                                                Guardian       Guardian
                                                 Guardian         VC 500       VC Asset
                                                    Stock          Index     Allocation
                                             ------------   ------------   ------------
Assets
  Shares owned in underlying fund--Note 1      12,385,630         67,503         27,312
  Net asset value per share (NAV) ........          37.21           9.72           9.83
                                             ------------   ------------   ------------
    Total Assets (Shares x NAV) ..........   $460,869,284   $    656,130   $    268,480

Liabilities:
  Risk charges and other liabilities .....        713,728          2,559          1,082
                                             ------------   ------------   ------------
    Net Assets--Note 3 ..................    $460,155,556   $    653,571   $    267,398
                                             ============   ============   ============

                                                        Investment Divisions
                                             ------------------------------------------
                                              Guardian VC
                                               High Yield       Guardian       Guardian
                                                     Bond           Cash           Cash
                                             ------------   ------------   ------------
Assets
  Shares owned in underlying fund--Note 1           7,264      4,179,503      8,759,845
  Net asset value per share (NAV) ........           8.61          11.75          10.00
                                             ------------   ------------   ------------
    Total Assets (Shares x NAV) ..........   $     62,539   $ 49,109,156   $ 87,598,455

Liabilities:
  Risk charges and other liabilities .....            203         87,973     12,885,332
                                             ------------   ------------   ------------
    Net Assets--Note 3 ..................    $     62,336   $ 49,021,183   $ 74,713,123
                                             ============   ============   ============

                                                                  Investment Divisions
                                             -----------------------------------------------------------
                                                  Gabelli        Baillie  Baillie Gifford       Guardian
                                                  Capital        Gifford         Emerging      Small Cap
                                                    Asset  International          Markets           Stock
                                             ------------   ------------     ------------   ------------
Assets
  Shares owned in underlying fund--Note 1         411,151      1,559,154          410,307        515,104
  Net asset value per share (NAV) ........          14.71          16.24             9.02          15.96
                                             ------------   ------------     ------------   ------------
    Total Assets (Shares x NAV) ..........   $  6,048,024   $ 25,320,656     $  3,700,971   $  8,221,060

Liabilities:
  Risk charges and other liabilities .....         12,702         51,359           14,530         14,113
                                             ------------   ------------     ------------   ------------
    Net Assets-- Note 3 ..................   $  6,035,322   $ 25,269,297     $  3,686,441   $  8,206,947
                                             ============   ============     ============   ============

Year Ended December 31, 2000

                                                                                         Guardian         Guardian
                                                                        Guardian           VC 500         VC Asset
                                                                           Stock            Index       Allocation
                                                                   -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends .......................................   $     399,014    $       4,581    $       7,065
  Expenses--Note 4:
    Mortality and expense risk charges .........................       5,830,444            2,559            1,082
                                                                   -------------    -------------    -------------
  Net investment  income/(expense) .............................      (5,431,430)           2,022            5,983
                                                                   -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
  Net realized gain/(loss) from sale of investments ............      47,265,978           (4,506)              --
    Reinvested realized gain distributions .....................      87,878,944              655           10,367
                                                                   -------------    -------------    -------------
  Net realized gain/(loss) on investments ......................     135,144,922           (3,851)          10,367
  Net change in unrealized appreciation/(depreciation) .........    (240,672,780)         (60,775)         (24,873)
                                                                   -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .......    (105,527,858)         (64,626)         (14,506)
                                                                   -------------    -------------    -------------
Net Increase/(Decrease) in Net  Assets Resulting from Operations   $(110,959,288)   $     (62,604)   $      (8,523)
                                                                   =============    =============    =============

                                                                     Guardian VC
                                                                      High Yield         Guardian         Guardian
                                                                            Bond             Bond             Cash
                                                                   -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends .......................................   $       3,209    $   3,217,285    $   5,419,438
  Expenses-- Note 4:
    Mortality and expense risk charges .........................             203          508,503        1,635,596
                                                                   -------------    -------------    -------------
  Net investment  income/(expense) .............................           3,006        2,708,782        3,783,842
                                                                   -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
  Net realized gain/(loss) from sale of investments ............            (189)        (353,765)              --
    Reinvested realized gain distributions .....................              --               --               --
                                                                   -------------    -------------    -------------
  Net realized gain/(loss) on investments ......................            (189)        (353,765)              --
  Net change in unrealized appreciation/(depreciation) .........          (6,457)       1,878,321               --
                                                                   -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .......          (6,646)       1,524,556               --
                                                                   -------------    -------------    -------------
Net Increase/(Decrease) in Net  Assets Resulting from Operations   $      (3,640)   $   4,233,338    $   3,783,842
                                                                   =============    =============    =============

                                                                         Gabelli         Baillie   Baillie Gifford          Guardian
                                                                         Capital          Gifford         Emerging         Small Cap
                                                                           Asset    International          Markets             Stock
                                                                   -------------    -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends .......................................   $      11,800    $          --    $          --    $          --
  Expenses-- Note 4:
    Mortality and expense risk charges .........................          74,963          317,552           70,478           91,339
                                                                   -------------    -------------    -------------    -------------
  Net investment  income/(expense) .............................         (63,163)        (317,552)         (70,478)         (91,339)
                                                                   -------------    -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
  Net realized gain/(loss) from sale of investments ............         224,449        2,845,384        1,311,387        1,461,308
    Reinvested realized gain distributions .....................       1,192,776        6,354,879           68,802          303,547
                                                                   -------------    -------------    -------------    -------------
  Net realized gain/(loss) on investments ......................       1,417,225        9,200,263        1,380,189        1,764,855
  Net change in unrealized appreciation/(depreciation) .........      (1,079,998)     (16,133,097)      (3,284,535)      (2,334,426)
                                                                   -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .......         337,227       (6,932,834)      (1,904,346)        (569,571)
                                                                   -------------    -------------    -------------    -------------
Net Increase/(Decrease) in Net  Assets Resulting from Operations   $     274,064    $  (7,250,386)   $  (1,974,824)   $    (660,910)
                                                                   =============    =============    =============    =============

See notes to financial statements.



                                    B-6 & B-7

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                       Investment Divisions
                                            ------------------------------------------
                                                             Value Line
                                                   Value      Strategic       AIM V.I.
                                                    Line          Asset        Capital
                                               Centurion     Management   Appreciation
                                            ------------   ------------   ------------
Assets:
  Shares owned in underlying fund--Note 1      7,378,786      6,193,411         30,746
  Net asset value per share (NAV) .......          27.25          23.62          30.84
                                            ------------   ------------   ------------
    Total Assets (Shares x NAV) .........   $201,071,914   $146,288,366   $    948,191

Liabilities:
  Risk charges and other liabilities ....        326,833        246,527          2,975
                                            ------------   ------------   ------------
    Net Assets--Note 3 ..................   $200,745,081   $146,041,839   $    945,216
                                            ============   ============   ============

                                                       Investment Divisions
                                            ------------------------------------------
                                                AIM V.I.
                                                  Global       AIM V.I.           Davis
                                               Utilities          Value       Financial
                                            ------------   ------------   ------------
Assets:
  Shares owned in underlying fund--Note 1          9,913         16,740         50,114
  Net asset value per share (NAV) .......          21.16          27.31          11.91
                                            ------------   ------------   ------------
    Total Assets (Shares x NAV) .........   $    209,765   $    457,178   $    596,861

Liabilities:
  Risk charges and other liabilities ....            869          1,762          1,971
                                            ------------   ------------   ------------
    Net Assets--Note 3 ..................   $    208,896   $    455,416   $    594,890
                                            ============   ============   ============

                                                                 Investment Divisions
                                            --------------------------------------------------------------
                                                                          Fidelity VIP II     Fidelity VIP
                                                   Davis          Davis        Contrafund    Equity-Income
                                             Real Estate          Value     Service Class    Service Class
                                            ------------   ------------      ------------    ------------
Assets:
  Shares owned in underlying fund--Note 1         14,002         24,879            15,931          10,906
  Net asset value per share (NAV) .......          10.38          11.06             23.67           25.45
                                            ------------   ------------      ------------    ------------
    Total Assets (Shares x NAV) .........   $    145,341   $    275,167      $    377,075    $    277,556

Liabilities:
  Risk charges and other liabilities ....          1,039            550             1,086             594
                                            ------------   ------------      ------------    ------------
    Net Assets--Note 3 ..................   $    144,302   $    274,617      $    375,989    $    276,962
                                            ============   ============      ============    ============


STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                               Investment Divisions
                                                                  ----------------------------------------------
                                                                                    Value Line
                                                                        Value        Strategic         AIM V.I.
                                                                         Line            Asset          Capital
                                                                    Centurion       Management     Appreciation
                                                                  ------------    ------------    ------------
Investment Income
Investment Income
  Income:
    Reinvested dividends ......................................   $    167,719    $  3,187,452    $         --
  Expenses-- Note 4:
    Mortality and expense risk charges ........................      2,485,529       1,621,153           2,975
                                                                  ------------    ------------    ------------
  Net investment  income/(expense) ............................     (2,317,810)      1,566,299          (2,975)
                                                                  ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........     23,022,415      13,082,370           2,077
    Reinvested realized gain distributions ....................     34,650,763      30,846,314          26,180
                                                                  ------------    ------------    ------------
   Net realized gain/(loss) on investments ....................     57,673,178      43,928,684          28,257
                                                                  ------------    ------------    ------------
   Net change in unrealized appreciation/(depreciation) .......    (87,306,951)    (43,474,497)       (199,377)
                                                                  ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $(29,633,773)   $    454,187    $   (171,120)
                                                                  ============    ============    ============

                                                                                Investment Divisions
                                                                   ----------------------------------------------
                                                                      AIM V.I.
                                                                        Global        AIM V.I.             Davis
                                                                     Utilities           Value         Financial
                                                                   ------------    ------------    ------------
Investment Income
Investment Income
  Income:
    Reinvested dividends ......................................   $      2,229    $        551    $        501
  Expenses-- Note 4:
    Mortality and expense risk charges ........................            869           1,762           1,971
                                                                  ------------    ------------    ------------
  Net investment  income/(expense) ............................          1,360          (1,211)         (1,470)
                                                                  ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........         (2,383)         (4,796)          2,181
    Reinvested realized gain distributions ....................          8,765          19,204           8,839
                                                                  ------------    ------------    ------------
   Net realized gain/(loss) on investments ....................          6,382          14,408          11,020
                                                                  ------------    ------------    ------------
   Net change in unrealized appreciation/(depreciation) .......        (20,859)        (85,160)         38,246
                                                                  ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $    (14,477)   $    (70,752)   $     49,266
                                                                  ============    ============    ============

                                                                                        Investment Divisions
                                                                   -----------------------------------------------------------

                                                                                              Fidelity VIP II     Fidelity VIP
                                                                         Davis         Davis       Contrafund    Equity-Income
                                                                   Real Estate         Value    Service Class    Service Class
                                                                  ------------   ------------    ------------    ------------
Investment Income
Investment Income
  Income:
    Reinvested dividends ......................................   $      3,414   $        635    $         --    $         --
  Expenses-- Note 4:
    Mortality and expense risk charges ........................          1,039            550           1,086             594
                                                                  ------------   ------------    ------------    ------------
  Net investment  income/(expense) ............................          2,375             85          (1,086)           (594)
                                                                  ------------   ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........          4,072         (1,791)            (76)             88
    Reinvested realized gain distributions ....................             --          1,607              --              --
                                                                  ------------   ------------    ------------    ------------
   Net realized gain/(loss) on investments ....................          4,072           (184)            (76)             88
                                                                  ------------   ------------    ------------    ------------
   Net change in unrealized appreciation/(depreciation) .......          3,434          3,324          (8,746)          9,957
                                                                  ------------   ------------    ------------    ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $      7,506   $      3,140    $     (8,822)   $     10,045
                                                                  ============   ============    ============    ============

See notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                           Investment Divisions
                                            ---------------------------------------------------
                                            Fidelity VIP III         Fidelity
                                                      Growth          VIP III     Janus Aspen
                                               Opportunities          Mid-Cap      Aggressive
                                               Service Class    Service Class          Growth
                                               -------------    --------------    ------------
Assets:
  Shares owned in underlying fund -- Note 1              979          255,492         80,746
  Net asset value per share (NAV) .........            17.70            20.22          36.30
                                                  ----------       ----------     ----------
    Total Assets (Shares x NAV) ...........       $   17,335       $5,166,046     $2,931,072

Liabilities:
    Risk charges and other liabilities ....               78           16,385         10,799
                                                  ----------       ----------     ----------
    Net Assets--Note 3  ...................       $   17,257       $5,149,661     $2,920,273
                                                  ==========       ==========     ==========


                                                                    Investment Divisions
                                               ---------------------------------------------------------------
                                                Janus Aspen                       Janus Aspen              MFS
                                                    Capital      Janus Aspen        Worldwide         Emerging
                                               Appreciation           Growth           Growth           Growth
                                               ------------      -----------       ----------       ----------
Assets:
  Shares owned in underlying fund -- Note 1          66,362           53,343           63,156           10,657
  Net asset value per share (NAV) .........           26.79            26.48            36.98            28.84
    Total Assets (Shares x NAV) ...........      $1,777,836       $1,412,535       $2,335,501       $  307,344

Liabilities:
    Risk charges and other liabilities ....           8,668            4,793            9,690            1,097
                                                 ----------       ----------       ----------       ----------
    Net Assets--Note 3 ...................       $1,769,168       $1,407,742       $2,325,811       $  306,247
                                                 ==========       ==========       ==========       ==========


                                                                    Investment Divisions
                                               ---------------------------------------------------------------
                                                        MFS
                                                     Growth          MFS New              MFS              MFS
                                                With Income        Discovery         Research     Total Return
                                                -----------       ----------       ----------     ------------
Assets:
  Shares owned in underlying fund -- Note 1         152,280           39,005            3,681            9,327
  Net asset value per share (NAV) .........           21.01            16.61            20.80            19.59
                                                 ----------       ----------       ----------       ----------
    Total Assets (Shares x NAV) ...........      $3,199,395       $  647,879       $   76,558       $  182,724

Liabilities:
    Risk charges and other liabilities ....          11,419            2,894              194              349
                                                 ----------       ----------       ----------       ----------
    Net Assets--Note 3  ...................      $3,187,976       $  644,985       $   76,364       $  182,375
                                                 ==========       ==========       ==========       ==========

STATEMENT OF OPERATIONS

Year Ended December 31, 2000

                                                                     Investment Divisions
                                                       ----------------------------------------------
                                                       Fidelity VIP III       Fidelity
                                                                 Growth        VIP III   Janus Aspen
                                                          Opportunities        Mid-Cap    Aggressive
                                                          Service Class  Service Class        Growth
                                                         -------------  --------------  ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $        --    $        --    $    79,312
  Expenses-- Note 4:
    Mortality and expense risk charges .................            78         16,386         10,799
                                                           -----------    -----------    -----------
  Net investment  income/(expense) .....................           (78)       (16,386)        68,513
                                                           -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..        (1,748)        35,681       (582,773)
    Reinvested realized gain distributions .............            --             --         94,123
                                                           -----------    -----------    -----------
  Net realized gain/(loss) on investments ..............        (1,748)        35,681       (488,650)
  Net change in unrealized appreciation/(depreciation) .        (3,068)       170,906       (848,357)
                                                           -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments        (4,816)       206,587     (1,337,007)
                                                           -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $    (4,894)   $   190,201    $(1,268,494)
                                                           ===========    ===========    ===========

                                                                            Investment Divisions
                                                           ---------------------------------------------------------
                                                            Janus Aspen                  Janus Aspen            MFS
                                                                Capital   Janus Aspen      Worldwide       Emerging
                                                           Appreciation        Growth         Growth         Growth
                                                           ------------   -----------     ----------     ----------
Investment Income
  Income:
    Reinvested dividends ...............................   $    20,206    $     9,905    $    25,490    $        --
  Expenses-- Note 4:
    Mortality and expense risk charges .................         8,669          4,793          9,690          1,097
                                                           -----------    -----------    -----------    -----------
  Net investment  income/(expense) .....................        11,537          5,112         15,800         (1,097)
                                                           -----------    -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..       (32,420)        (1,770)       (35,948)       (23,134)
    Reinvested realized gain distributions .............           508         22,901         77,031             --
                                                           -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments ..............       (31,912)        21,131         41,083        (23,134)
  Net change in unrealized appreciation/(depreciation) .      (352,403)      (305,246)      (548,108)       (57,769)
                                                           -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments      (384,315)      (284,115)      (507,025)       (80,903)
                                                           -----------    -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $  (372,778)   $  (279,003)   $  (491,225)   $   (82,000)
                                                           ===========    ===========    ===========    ===========

                                                                               Investment Divisions
                                                           ---------------------------------------------------------
                                                                  MFS
                                                                Growth        MFS New             MFS            MFS
                                                           With Income      Discovery        Research   Total Return
                                                           -----------     ----------      ----------   ------------
Investment Income
  Income:
    Reinvested dividends ...............................   $    21,278    $        --    $        --    $        --
  Expenses-- Note 4:
    Mortality and expense risk charges .................        39,025          2,894            194            349
                                                           -----------    -----------    -----------    -----------
  Net investment  income/(expense) .....................       (17,747)        (2,894)          (194)          (349)
                                                           -----------    -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..       200,745         (4,250)         1,720             27
    Reinvested realized gain distributions .............        38,637             --             --             --
                                                           -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments ..............       239,382         (4,250)         1,720             27
  Net change in unrealized appreciation/(depreciation) .      (284,752)       (41,169)        (4,396)         9,191
                                                           -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments       (45,370)       (45,419)        (2,676)         9,218
                                                           -----------    -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $   (63,117)   $   (48,313)   $    (2,870)   $     8,869
                                                           ===========    ===========    ===========    ===========


See notes to financial statements.


                                  B-10 & B-11

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 1999 and 2000

                                                                                        Investment Divisions
                                                                        ------------------------------------------------
                                                                                              Guardian          Guardian
                                                                            Guardian            VC 500          VC Asset
                                                                               Stock             Index        Allocation
                                                                        -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ..................................... $  (3,064,611)   $          --    $          --
  Net realized gain/(loss) from sale of investments ...................    62,429,258               --               --
  Reinvested realized gain distributions ..............................    86,550,087               --               --
  Net change in unrealized appreciation/(depreciation) of investments .     5,449,487               --               --
                                                                        -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...................   151,364,221               --               --
                                                                        -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ......................................     4,584,301               --               --
  Transfers between investment divisions ..............................   (23,061,448)              --               --
  Administrative charges-- Note 4 .....................................      (243,138)              --               --
  Redemptions and annuity benefits ....................................   (78,712,113)              --               --
  Transfers-- other ...................................................         8,509               --               --
                                                                        -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..................   (97,423,889)              --               --
                                                                        -------------    -------------    -------------
  Net increase/(decrease) in seed investments .........................            --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................................            --               --               --
                                                                        -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............................    53,940,332               --               --
  Net Assets at December 31, 1998 .....................................   585,592,130               --               --
                                                                        -------------    -------------    -------------
  Net Assets at December 31, 1999 ..................................... $ 639,532,462    $          --    $          --
                                                                        -------------    -------------    -------------

2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ..................................... $  (5,431,430)   $       2,022    $       5,983
  Net realized gain/(loss) from sale of investments ...................    47,265,978           (4,506)              --
  Reinvested realized gain distributions ..............................    87,878,944              655           10,367
  Net change in unrealized appreciation/(depreciation) of investments .  (240,672,780)         (60,775)         (24,873)
                                                                        -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...................  (110,959,288)         (62,604)          (8,523)
                                                                        -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ......................................     3,681,261            1,715               --
  Transfers between investment divisions ..............................    (5,840,761)         723,474          275,936
  Transfer on account of death ........................................    (1,142,003)              --               --
  Administrative charges-- Note 4 .....................................      (218,493)             (69)             (14)
  Annuity benefits ....................................................   (65,064,037)          (8,945)              --
  Transfers-- other ...................................................        37,854               --               (1)
                                                                        -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..................   (68,546,179)         716,175          275,921
                                                                        -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................................       128,561               --               --
                                                                        -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............................  (179,376,906)         653,571          267,398
  Net Assets at December 31, 1999 .....................................   639,532,462               --               --
                                                                        -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 ............................ $ 460,155,556    $     653,571    $     267,398
                                                                        =============    =============    =============

                                                                                        Investment Divisions
                                                                        ------------------------------------------------
                                                                          Guardian VC
                                                                           High Yield         Guardian         Guardian
                                                                                 Bond             Bond             Cash
                                                                        -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ..................................... $          --    $   2,786,317    $   3,276,757
  Net realized gain/(loss) from sale of investments ...................            --          197,213               --
  Reinvested realized gain distributions ..............................            --          172,882               --
  Net change in unrealized appreciation/(depreciation) of investments .            --       (4,408,034)              --
                                                                        -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...................            --       (1,251,622)       3,276,757
                                                                        -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ......................................            --          830,340        1,265,781
  Transfers between investment divisions ..............................            --       (3,852,773)      17,841,490
  Administrative charges-- Note 4 .....................................            --          (36,679)         (55,349)
  Redemptions and annuity benefits ....................................            --      (10,908,527)     (28,056,332)
  Transfers-- other ...................................................            --              224              877
                                                                        -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..................            --      (13,967,415)      (9,003,533)
                                                                        -------------    -------------    -------------
  Net increase/(decrease) in seed investments .........................            --       (1,232,024)              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................................            --               --          314,670
                                                                        -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............................            --      (16,451,061)      (5,412,106)
  Net Assets at December 31, 1998 .....................................            --       72,112,808       88,190,908
                                                                        -------------    -------------    -------------
  Net Assets at December 31, 1999 ..................................... $          --    $  55,661,747    $  82,778,802
                                                                        -------------    -------------    -------------

2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ..................................... $       3,006    $   2,708,782    $   3,783,842
  Net realized gain/(loss) from sale of investments ...................          (189)        (353,765)              --
  Reinvested realized gain distributions ..............................            --               --               --
  Net change in unrealized appreciation/(depreciation) of investments .        (6,457)       1,878,321               --
                                                                        -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ...................        (3,640)       4,233,338        3,783,842
                                                                        -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ......................................            --          529,419        1,800,206
  Transfers between investment divisions ..............................        66,118       (3,267,644)       2,400,806
  Transfer on account of death ........................................            --         (153,923)         (13,068)
  Administrative charges-- Note 4 .....................................            (1)         (24,262)         (38,988)
  Annuity benefits ....................................................          (119)      (7,959,407)     (16,163,177)
  Transfers-- other ...................................................           (22)           1,915           44,742
                                                                        -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ..................        65,976      (10,873,902)     (11,969,479)
                                                                        -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................................            --               --          119,958
                                                                        -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............................        62,336       (6,640,564)      (8,065,679)
  Net Assets at December 31, 1999 .....................................            --       55,661,747       82,778,802
                                                                        -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 ............................ $      62,336    $  49,021,183    $  74,713,123
                                                                        =============    =============    =============

                                                                                       Investment Divisions
                                                                   ----------------------------------------------------------------

                                                                        Gabelli          Baillie  Baillie Gifford          Guardian
                                                                        Capital          Gifford         Emerging         Small Cap
                                                                          Asset    International          Markets             Stock
                                                                   ------------    -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ................................ $    (89,642)   $    (184,195)   $     (48,547)   $     (46,889)
  Net realized gain/(loss) from sale of investments ..............      723,283        2,882,030           43,525           71,252
  Reinvested realized gain distributions .........................      902,478        2,610,111               --               --
  Net change in unrealized appreciation/(depreciation)
     of investments ..............................................       58,819        5,148,106        2,486,178        1,493,483
                                                                   ------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ..............    1,594,938       10,456,052        2,481,156        1,517,846
                                                                   ------------    -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments .................................      111,259          198,648           40,553          270,402
  Transfers between investment divisions .........................     (144,865)        (487,498)       2,696,449         (179,084)
  Administrative charges-- Note 4 ................................       (4,092)         (12,456)          (2,278)          (2,336)
  Redemptions and annuity benefits ...............................   (2,126,862)      (4,305,762)        (355,610)        (893,630)
  Transfers-- other ..............................................        4,857           (8,719)          (3,300)          (6,717)
                                                                   ------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions .............   (2,159,703)      (4,615,787)       2,375,814         (811,365)
                                                                   ------------    -------------    -------------    -------------
  Net increase/(decrease) in seed investments ....................           --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ..............................................           --               --               --               --
                                                                   ------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..........................     (564,765)       5,840,265        4,856,970          706,481
  Net Assets at December 31, 1998 ................................    9,965,886       31,358,993        2,592,548        6,278,346
                                                                   ------------    -------------    -------------    -------------
  Net Assets at December 31, 1999 ................................ $  9,401,121    $  37,199,258    $   7,449,518    $   6,984,827
                                                                   ------------    -------------    -------------    -------------

2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ................................ $    (63,163)   $    (317,552)   $     (70,478)   $     (91,339)
  Net realized gain/(loss) from sale of investments ..............      224,449        2,845,384        1,311,387        1,461,308
  Reinvested realized gain distributions .........................    1,192,776        6,354,879           68,802          303,547
  Net change in unrealized appreciation/(depreciation)
    of investments ...............................................   (1,079,998)     (16,133,097)      (3,284,535)      (2,334,426)
                                                                   ------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations ..............      274,064       (7,250,386)      (1,974,824)        (660,910)
                                                                   ------------    -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments .................................       39,545          169,908           62,218           80,847
  Transfers between investment divisions .........................   (2,420,180)      (1,426,457)      (1,087,033)       3,074,730
  Transfer on account of death ...................................      (53,333)        (110,451)         (10,830)          (5,086)
  Administrative charges-- Note 4 ................................       (2,934)          (7,682)          (2,478)          (3,187)
  Annuity benefits ...............................................   (1,202,731)      (3,383,529)        (756,907)      (1,247,907)
  Transfers-- other ..............................................         (230)          (5,860)           6,777          (16,367)
                                                                   ------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions .............   (3,639,863)      (4,764,071)      (1,788,253)       1,883,030
                                                                   ------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ..............................................           --           84,496               --               --
                                                                   ------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..........................   (3,365,799)     (11,929,961)      (3,763,077)       1,222,120
  Net Assets at December 31, 1999 ................................    9,401,121       37,199,258        7,449,518        6,984,827
                                                                   ------------    -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 ....................... $  6,035,322    $  25,269,297    $   3,686,441    $   8,206,947
                                                                   ============    =============    =============    =============

See notes to financial statements.


                                  B-12 & B-13

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 1999 and 2000

                                                                         Investment Divisions
                                                          -------------------------------------------------
                                                                              Value Line
                                                                  Value        Strategic          AIM V.I.
                                                                   Line            Asset           Capital
                                                              Centurion       Management      Appreciation
                                                          -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $  (1,776,687)   $       7,674    $          --
  Net realized gain/(loss) from sale of investments .....    26,132,878       19,081,079               --
  Reinvested realized gain distributions ................    17,539,559        8,247,933               --
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................    16,494,164        5,587,759               --
                                                          -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....    58,389,914       32,924,445               --
                                                          -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ........................     2,422,319        1,930,341               --
  Transfers between investment divisions ................     4,851,079        2,818,427               --
  Administrative charges-- Note 4 .......................      (133,094)         (67,957)              --
  Redemptions and annuity benefits ......................   (23,820,178)     (27,373,049)              --
  Transfers-- other .....................................         9,068           (3,997)              --
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....   (16,670,806)     (22,696,235)              --
                                                          -------------    -------------    -------------
  Net increase/(decrease) in seed investments ...........    (1,085,477)        (311,545)              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period                                                  --               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................    40,633,631        9,916,665               --
  Net Assets at December 31, 1998 .......................   229,332,973      154,901,916               --
                                                          -------------    -------------    -------------
  Net Assets at December 31, 1999 ....................... $ 269,966,604    $ 164,818,581              $--
                                                          =============    =============    =============

2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $  (2,317,810)   $   1,566,299    $      (2,975)
  Net realized gain/(loss) from sale of investments .....    23,022,415       13,082,370            2,077
  Reinvested realized gain distributions ................    34,650,763       30,846,314           26,180
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................   (87,306,951)     (43,474,497)        (199,377)
                                                          -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....   (31,951,583)       2,020,486         (174,095)
                                                          -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ........................     2,003,420        1,116,564           43,756
  Transfers between investment divisions ................    (8,123,299)      (4,349,793)       1,107,005
  Transfer on account of death ..........................      (658,702)        (789,126)              --
  Administrative charges-- Note 4 .......................       (55,851)         (59,042)            (102)
  Annuity benefits ......................................   (30,503,757)     (16,720,628)         (30,947)
  Transfer-- other ......................................        33,076            4,797             (401)
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....   (37,305,113)     (20,797,228)       1,119,311
                                                          -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .....................................        35,173               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................   (69,221,523)     (18,776,742)         945,216
  Net Assets at December 31, 1999 .......................   269,966,604      164,818,581               --
                                                          -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 .............. $ 200,745,081    $ 146,041,839    $     945,216
                                                          =============    =============    =============

                                                                         Investment Divisions
                                                          -------------------------------------------------
                                                               AIM V.I.
                                                                 Global         AIM V.I.             Davis
                                                              Utilities            Value         Financial
                                                          -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $          --    $          --    $          --
  Net realized gain/(loss) from sale of investments .....            --               --               --
  Reinvested realized gain distributions ................            --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................            --               --               --
  Net increase/(decrease) resulting from operations .....            --               --               --
                                                          -------------    -------------    -------------

1999 Contract Transactions
  Net contract purchase payments ........................            --               --               --
  Transfers between investment divisions ................            --               --               --
  Administrative charges-- Note 4 .......................            --               --               --
  Redemptions and annuity benefits ......................            --               --               --
  Transfers-- other .....................................            --               --               --
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....            --               --               --
                                                          -------------    -------------    -------------
  Net increase/(decrease) in seed investments ...........            --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .....................................            --               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................            --               --               --
  Net Assets at December 31, 1998 .......................            --               --               --
                                                          -------------    -------------    -------------
  Net Assets at December 31, 1999 ....................... $          --    $          --    $          --
                                                          =============    =============    =============


2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $       1,360    $      (1,211)   $      (1,470)
  Net realized gain/(loss) from sale of investments .....        (2,383)          (4,796)           2,181
  Reinvested realized gain distributions ................         8,765           19,204            8,839
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................       (20,859)         (85,160)          38,246
                                                          -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....       (13,117)         (71,963)          47,796
                                                          -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ........................        11,500            1,697            3,333
  Transfers between investment divisions ................       210,633          555,249          579,328
  Transfer on account of death                                       --               --               --
  Administrative charges-- Note 4 .......................           (28)             (47)             (80)
  Annuity benefits ......................................            --          (29,580)         (35,490)
  Transfer-- other ......................................           (92)              60                3
                                                          -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....       222,013          527,379          547,094
                                                          -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .....................................            --               --               --
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................       208,896          455,416          594,890
  Net Assets at December 31, 1999 .......................            --               --               --
                                                          -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 .............. $     208,896    $     455,416    $     594,890
                                                          =============    =============    =============

                                                                               Investment Divisions
                                                          ----------------------------------------------------------------
                                                                                          Fidelity VIP II     Fidelity VIP
                                                                   Davis           Davis       Contrafund    Equity-Income
                                                             Real Estate           Value    Service Class    Service Class
                                                           -------------   -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $          --    $          --    $          --    $          --
  Net realized gain/(loss) from sale of investments .....            --               --               --               --
  Reinvested realized gain distributions ................            --               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................            --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....            --               --               --               --
                                                          -------------    -------------    -------------    -------------

 1999 Contract Transactions
  Net contract purchase payments ........................            --               --               --               --
  Transfers between investment divisions ................            --               --               --               --
  Administrative charges-- Note 4 .......................            --               --               --               --
  Redemptions and annuity benefits ......................            --               --               --               --
  Transfers-- other .....................................            --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....            --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) in seed investments ...........            --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .....................................            --               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................            --               --               --               --
  Net Assets at December 31, 1998 .......................            --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 1999 ....................... $          --    $          --    $          --    $          --
                                                          =============    =============    =============    =============


2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................... $       2,375    $          85    $      (1,086)   $        (594)
  Net realized gain/(loss) from sale of investments .....         4,072           (1,791)             (76)              88
  Reinvested realized gain distributions ................            --            1,607               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ......................................         3,434            3,324           (8,746)           9,957
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....         9,881            3,225           (9,908)           9,451
                                                          -------------    -------------    -------------    -------------

2000 Contract Transactions
  Net contract purchase payments ........................           140              314              450              305
  Transfers between investment divisions ................       134,316          285,869          387,271          269,221
  Transfer on account of death ..........................            --               --               --               --
  Administrative charges-- Note 4 .......................           (35)             (27)             (41)              (4)
  Annuity benefits ......................................            --          (14,713)          (1,716)          (2,004)
  Transfer-- other ......................................            --              (51)             (67)              (7)
                                                          -------------    -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....       134,421          271,392          385,897          267,511
                                                          -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .....................................            --               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................       144,302          274,617          375,989          276,962
  Net Assets at December 31, 1999                                    --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Net Assets at December 31, 2000-- Note 3 .............. $     144,302    $     274,617    $     375,989    $     276,962
                                                          =============    =============    =============    =============

See notes to financial statements.


                                  B-14 & B-15

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 1999 and 2000

                                                                                              Investment Divisions
                                                                          ----------------------------------------------------------
                                                                          Fidelity VIP III            Fidelity
                                                                                    Growth             VIP III          Janus Aspen
                                                                             Opportunities             Mid-Cap           Aggressive
                                                                             Service Class       Service Class               Growth
                                                                             -------------        ------------         ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................         $        --          $        --          $        --
  Net realized gain/(loss) from sale of investments .................                  --                   --                   --
  Reinvested realized gain distributions ............................                  --                   --                   --
  Net change in unrealized appreciation/(depreciation)
    of investments ..................................................                  --                   --                   --
                                                                              -----------          -----------          -----------
  Net increase/(decrease) resulting from operations .................                  --                   --                   --
                                                                              -----------          -----------          -----------

1999 Contract Transactions
  Net contract purchase payments ....................................                  --                   --                   --
  Transfers between investment divisions ............................                  --                   --                   --
  Administrative charges-- Note 4 ...................................                  --                   --                   --
  Redemptions and annuity benefits ..................................                  --                   --                   --
  Transfers-- other .................................................                  --                   --                   --
                                                                              -----------          -----------          -----------
  Net increase/(decrease) from contract transactions ................                  --                   --                   --
                                                                              -----------          -----------          -----------
  Net increase/(decrease) in seed investments .......................                  --                   --                   --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................                  --                   --                   --
                                                                              -----------          -----------          -----------
Total Increase/(Decrease) in Net Assets .............................                  --                   --                   --
  Net Assets at December 31, 1998 ...................................                  --                   --                   --
                                                                              -----------          -----------          -----------
  Net Assets at December 31, 1999 ...................................         $        --          $        --          $        --
                                                                              ===========          ===========          ===========


2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ...................................         $       (78)         $   (16,386)         $    68,513
  Net realized gain/(loss) from sale of investments .................              (1,748)              35,681             (582,773)
  Reinvested realized gain distributions ............................                  --                   --               94,123
  Net change in unrealized appreciation/(depreciation)
    of investments ..................................................              (3,068)             170,906             (848,357)
                                                                              -----------          -----------          -----------
  Net increase/(decrease) resulting from operations .................              (4,894)             190,201           (1,268,494)
                                                                              -----------          -----------          -----------

2000 Contract Transactions
  Net contract purchase payments ....................................                  --                5,688                6,570
  Transfers between investment divisions ............................              22,154            5,069,245            4,261,377
  Transfer on account of death ......................................                  --                   --                   --
  Administrative charges-- Note 4 ...................................                  (3)                (553)                (468)
  Annuity benefits ..................................................                  --             (113,719)             (78,793)
  Transfers-- other .................................................                  --               (1,201)                  81
                                                                              -----------          -----------          -----------
  Net increase/(decrease) from contract transactions ................              22,151            4,959,460            4,188,767
                                                                              -----------          -----------          -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period .................................................                  --                   --                   --
                                                                              -----------          -----------          -----------
Total Increase/(Decrease) in Net Assets .............................              17,257            5,149,661            2,920,273
  Net Assets at December 31, 1999 ...................................                  --                   --                   --
                                                                              -----------          -----------          -----------
  Net Assets at December 31, 2000-- Note 3 ..........................         $    17,257          $ 5,149,661          $ 2,920,273
                                                                              ===========          ===========          ===========

                                                                                          Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                     Janus Aspen                       Janus Aspen              MFS
                                                                         Capital      Janus Aspen        Worldwide         Emerging
                                                                    Appreciation           Growth           Growth           Growth
                                                                    ------------     ------------     ------------     ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ..............................     $        --       $       --      $        --      $        --
  Net realized gain/(loss) from sale of investments ............              --               --               --               --
  Reinvested realized gain distributions .......................              --               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments .............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ............              --               --               --               --
                                                                     -----------      -----------      -----------      -----------

1999 Contract Transactions
  Net contract purchase payments ...............................              --               --               --               --
  Transfers between investment divisions .......................              --               --               --               --
  Administrative charges-- Note 4 ..............................              --               --               --               --
  Redemptions and annuity benefits .............................              --               --               --               --
  Transfers-- other ............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ...........              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) in seed investments ..................              --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ........................              --               --               --               --
  Net Assets at December 31, 1998 ..............................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net Assets at December 31, 1999 ..............................     $        --      $        --      $        --      $        --
                                                                     ===========      ===========      ===========      ===========


2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ..............................     $    11,537      $     5,112      $    15,800      $    (1,097)
  Net realized gain/(loss) from sale of investments ............         (32,420)          (1,770)         (35,948)         (23,134)
  Reinvested realized gain distributions .......................             508           22,901           77,031               --
  Net change in unrealized appreciation/(depreciation)
    of investments .............................................        (352,403)        (305,246)        (548,108)         (57,769)
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ............        (372,778)        (279,003)        (491,225)         (82,000)
                                                                     -----------      -----------      -----------      -----------

2000 Contract Transactions
  Net contract purchase payments ...............................          40,213           41,282           11,295            1,197
  Transfers between investment divisions .......................       2,125,898        1,652,955        2,852,311          397,633
  Transfer on account of death .................................              --               --               --               --
  Administrative charges-- Note 4 ..............................            (209)            (188)            (239)             (82)
  Annuity benefits .............................................         (24,059)          (7,304)         (46,553)         (10,269)
  Transfers-- other ............................................             103               --              222             (232)
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ...........       2,141,946        1,686,745        2,817,036          388,247
                                                                     -----------      -----------      -----------      -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ........................       1,769,168        1,407,742        2,325,811          306,247
  Net Assets at December 31, 1999 ..............................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net Assets at December 31, 2000-- Note 3 .....................     $ 1,769,168      $ 1,407,742      $ 2,325,811      $   306,247
                                                                     ===========      ===========      ===========      ===========

                                                                                          Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                             MFS
                                                                          Growth          MFS New              MFS              MFS
                                                                     With Income        Discovery         Research     Total Return
                                                                    ------------     ------------     ------------     ------------
1999 Increase/(Decrease) from Operations
  Net investment income/(expense) ..............................     $   (36,273)     $        --      $        --      $        --
  Net realized gain/(loss) from sale of investments ............         428,134               --               --               --
  Reinvested realized gain distributions .......................          23,877               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments .............................................        (165,063)              --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ............         250,675               --               --               --
                                                                     -----------      -----------      -----------      -----------

1999 Contract Transactions
  Net contract purchase payments ...............................         133,801               --               --               --
  Transfers between investment divisions .......................        (481,776)              --               --               --
  Administrative charges-- Note 4 ..............................          (1,895)              --               --               --
  Redemptions and annuity benefits .............................        (838,324)              --               --               --
  Transfers-- other ............................................             611               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ...........      (1,187,583)              --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) in seed investments ..................              --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ........................        (936,908)              --               --               --
  Net Assets at December 31, 1998 ..............................       5,541,655               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net Assets at December 31, 1999 ..............................     $ 4,604,747      $        --      $        --      $        --
                                                                     ===========      ===========      ===========      ===========


2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ..............................     $   (17,747)     $    (2,894)     $      (194)     $      (349)
  Net realized gain/(loss) from sale of investments ............         200,745           (4,250)           1,720               27
  Reinvested realized gain distributions .......................          38,637               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments .............................................        (284,752)         (41,169)          (4,396)           9,191
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ............         (63,117)         (48,313)          (2,870)           8,869
                                                                     -----------      -----------      -----------      -----------

2000 Contract Transactions
  Net contract purchase payments ...............................          67,884               --               --            3,432
  Transfers between investment divisions .......................        (734,899)         694,395           79,738          172,579
  Transfer on account of death .................................         (49,377)              --               --               --
  Administrative charges-- Note 4 ..............................          (1,320)             (76)             (11)              (1)
  Annuity benefits .............................................        (635,945)              --             (412)          (2,491)
  Transfers-- other ............................................               3           (1,021)             (81)             (13)
                                                                     -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ...........      (1,353,654)         693,298           79,234          173,506
                                                                     -----------      -----------      -----------      -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ............................................              --               --               --               --
                                                                     -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ........................      (1,416,771)         644,985           76,364          182,375
  Net Assets at December 31, 1999 ..............................       4,604,747               --               --               --
                                                                     -----------      -----------      -----------      -----------
  Net Assets at December 31, 2000-- Note 3 .....................     $ 3,187,976      $   644,985      $    76,364      $   182,375
                                                                     ===========      ===========      ===========      ===========

See notes to statutory basis financial statements.


                                  B-16 & B-17

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1 - ORGANIZATION

      The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty one investment divisions within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty one investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio Service Class, Fidelity VIP Equity-Income Portfolio Service Class, Fidelity VIP III Growth Opportunities Portfolio Service Class, Fidelity VIP III Mid Cap Growth Portfolio Service Class, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Growth With Income Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. Fees earned by GISC on this agreement range from .25% to .75% on the average daily net assets. GCAF has a management agreement with GISC and earns fees of .40% on the average daily net assets. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

----
B-18                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (c) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

NOTE 3-- NET ASSETS, DECEMBER 31, 2000

      The following table of net assets includes both qualified and non-qualified units within the account.

                                                                                    Units          Accumulation               Total
                                                                               Outstanding           Unit Value          Unit Value
                                                                             -------------        -------------       -------------
REGULAR CONTRACT
The Guardian Stock Fund ...................................................  3,456,063.017          $121.727976        $420,699,556
The Guardian VC 500 Index Fund ............................................     68,032.487             9.606752             653,571
The Guardian VC Asset Allocation Fund .....................................     25,577.327            10.454491             267,398
The Guardian VC High Yield Bond Fund ......................................      6,476.863             9.624478              62,336
The Guardian Bond Fund, Inc. ..............................................  1,263,771.282            36.973710          46,726,313
The Guardian Cash Fund, Inc. ..............................................  2,574,119.613            27.207793          70,036,114
Gabelli Capital Asset Fund ................................................    244,557.341            22.911775           5,603,243
Baillie Gifford International Fund ........................................    971,434.954            23.471753          22,801,281
Baillie Gifford Emerging Markets Fund .....................................    381,116.563             9.522403           3,629,145
The Guardian Small Cap Stock Fund .........................................    586,234.097            13.518685           7,925,114
Value Line Centurion Fund, Inc. ...........................................  2,403,459.966            78.331227         188,265,968
Value Line Strategic Asset Management Trust ...............................  2,465,646.516            56.146338         138,437,023
AIM V.I. Capital Appreciation Fund ........................................     94,377.144             9.537157             900,090
AIM V.I. Global Utilities Fund ............................................     18,816.140            10.301109             193,827
AIM V.I. Value Fund .......................................................     43,489.826             9.270601             403,177
Davis Financial Portfolio .................................................     48,356.831            12.302093             594,890
Davis Real Estate Portfolio ...............................................     12,678.246            11.381838             144,302
Davis Value Portfolio .....................................................     20,413.377            10.350272             211,284
Fidelity VIP II Contrafund Portfolio Service Class ........................     34,243.179            10.046892             344,037
Fidelity VIP Equity-Income Portfolio Service Class ........................     25,387.036            10.909591             276,962
Fidelity VIP III Growth Opportunities Portfolio Service Class .............      1,819.351             9.485252              17,257
Fidelity VIP III Mid Cap Portfolio Service Class ..........................    362,045.324            12.725531           4,607,219
Janus Aspen Aggressive Growth Portfolio ...................................    331,140.638             8.472454           2,805,574
Janus Aspen Capital Appreciation Portfolio ................................    188,722.920             9.235665           1,742,982
Janus Aspen Growth Portfolio ..............................................    147,575.655             9.274116           1,368,634
Janus Aspen Worldwide Growth Portfolio ....................................    244,972.638             9.149430           2,241,360
MFS Emerging Growth Series ................................................     27,587.947             9.287048             256,211
MFS Growth With Income Series .............................................     33,869.426            13.161917           3,078,170
MFS New Discovery Series ..................................................     60,145.868            10.597976             637,425
MFS Research Series .......................................................      7,197.933             9.693755              69,775
MFS Total Return Series ...................................................     16,220.249            11.243664             182,375

                                                                            ----
FINANCIAL STATEMENTS                                                        B-19
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                          Units      Accumulation              Total
                                                                                    Outstanding        Unit Value         Unit Value
                                                                                  -------------     -------------      -------------
7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund ..................................................        1,514,490.139        $13.040601        $19,749,862
The Guardian VC 500 Index Fund ...........................................                   --                --                 --
The Guardian VC Asset Allocation Fund ....................................                   --                --                 --
The Guardian VC High Yield Bond Fund .....................................                   --                --                 --
The Guardian Bond Fund, Inc. .............................................          106,983.563         11.473724          1,227,500
The Guardian Cash Fund, Inc. .............................................          231,213.341         11.294041          2,611,333
Gabelli Capital Asset Fund ...............................................           29,112.474         14.463744            421,075
Baillie Gifford International Fund .......................................          147,370.429         13.699738          2,018,936
Baillie Gifford Emerging Markets Fund ....................................            5,798.701          9.546636             55,358
The Guardian Small Cap Stock Fund ........................................           22,518.352         12.003591            270,301
Value Line Centurion Fund, Inc. ..........................................          729,688.888         14.055016         10,255,789
Value Line Strategic Asset Management Trust ..............................          403,907.095         15.947828          6,441,441
AIM V.I. Capital Appreciation Fund .......................................            4,740.213          9.519882             45,126
AIM V.I. Global Utilities Fund ...........................................            1,465.464         10.282469             15,069
AIM V.I. Value Fund ......................................................            5,645.110          9.253816             52,239
Davis Financial Portfolio ................................................                   --                --                 --
Davis Real Estate Portfolio ..............................................                   --                --                 --
Davis Value Portfolio ....................................................            6,130.039         10.331547             63,333
Fidelity VIP II Contrafund Portfolio Service Class .......................            3,186.034         10.028718             31,952
Fidelity VIP Equity-- Income Portfolio Service Class .....................                   --                --                 --
Fidelity VIP III Growth Opportunities Portfolio Service Class ............                   --                --                 --
Fidelity VIP III Mid Cap Portfolio Service Class .........................           42,703.446         12.702527            542,442
Janus Aspen Aggressive Growth Portfolio ..................................           10,750.039          8.457105             90,914
Janus Aspen Capital Appreciation Portfolio ...............................            2,840.442          9.218954             26,186
Janus Aspen Growth Portfolio .............................................            4,224.575          9.257334             39,108
Janus Aspen Worldwide Growth Portfolio ...................................            9,246.947          9.132875             84,451
MFS Emerging Growth Series ...............................................            5,397.480          9.270237             50,036
MFS Growth With Income Series ............................................            7,037.294         13.362253             94,034
MFS New Discovery Series .................................................              714.666         10.578802              7,560
MFS Research Series ......................................................              680.937          9.676222              6,589
MFS Total Return Series ..................................................                   --                --                 --


----
B-20                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                          Units      Accumulation              Total
                                                                                    Outstanding        Unit Value         Unit Value
                                                                                  -------------     -------------      -------------
CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
The Guardian Stock Fund .......................................................              --        $      --       $         --
The Guardian VC 500 Index Fund ................................................              --               --                 --
The Guardian VC Asset Allocation Fund .........................................              --               --                 --
The Guardian VC High Yield Bond Fund ..........................................              --               --                 --
The Guardian Bond Fund, Inc. ..................................................              --               --                 --
The Guardian Cash Fund, Inc. ..................................................              --               --                 --
Gabelli Capital Asset Fund ....................................................              --               --                 --
Baillie Gifford International Fund ............................................              --               --                 --
Baillie Gifford Emerging Markets Fund .........................................              --               --                 --
The Guardian Small Cap Stock Fund .............................................              --               --                 --
Value Line Centurion Fund, Inc. ...............................................              --               --                 --
Value Line Strategic Asset Management Trust ...................................              --               --                 --
AIM V.I. Capital Appreciation Fund ............................................              --               --                 --
AIM V.I. Global Utilities Fund ................................................              --               --                 --
AIM V.I. Value Fund ...........................................................              --               --                 --
Davis Financial Portfolio .....................................................              --               --                 --
Davis Real Estate Portfolio ...................................................              --               --                 --
Davis Value Portfolio .........................................................              --               --                 --
Fidelity VIP II Contrafund Portfolio Service Class ............................              --               --                 --
Fidelity VIP Equity-Income Portfolio Service Class ............................              --               --                 --
Fidelity VIP III Growth Opportunities Portfolio Service Class .................              --               --                 --
Fidelity VIP III Mid Cap Portfolio Service Class ..............................              --               --                 --
Janus Aspen Aggressive Growth Portfolio .......................................              --               --                 --
Janus Aspen Capital Appreciation Portfolio ....................................              --               --                 --
Janus Aspen Growth Portfolio ..................................................              --               --                 --
Janus Aspen Worldwide Growth Portfolio ........................................              --               --                 --
MFS Emerging Growth Series ....................................................              --               --                 --
MFS Growth With Income Series .................................................              --               --                 --
MFS New Discovery Series ......................................................              --               --                 --
MFS Research Series ...........................................................              --               --                 --
MFS Total Return Series .......................................................              --               --                 --
                                                                                                                       ------------
                                                                                                                        969,383,247
Contracts receiving annuity payments ..........................................                                          10,762,680
Interest of GIAC in Separate Account ..........................................                                          15,976,314
                                                                                                                       ------------
       Total Net Assets .......................................................                                        $996,122,241
                                                                                                                       ============


                                                                            ----
FINANCIAL STATEMENTS                                                        B-21
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

Other Matters

      The amount retained by GIAC in the Account is comprised of amounts which GIAC allocated to the Account to facilitate the commencement of operations of the Account and certain of the Funds, as well as amounts accruing to GIAC from the operations of the Account. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

      GIAC deducts certain charges from the contract. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). Contractual charges paid to GIAC include:

      (1) a fixed annual contract fee of $30 for single payment contracts and $35 for flexible payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. For the years ended December 31, 2000 and 1999, administrative fees amounted to $376,127 and $559,274, respectively.

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.0% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

          a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

          b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%.

      For the year ended December 31, 2000 the total mortality and expense risk charge was $12,744,221.

      (3) Contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years. Contingent deferred sales charges were $521,401 for the year ended December 31, 2000.

      (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.


----
B-22                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 5--ACCUMULATION UNIT VALUES FOR THE CURRENT YEAR AND THE FOUR PRIOR YEARS

                                                                                                   December 31,
                                                                            --------------------------------------------------------
                                                                                2000        1999        1998        1997        1996
                                                                            --------    --------    --------    --------    --------
REGULAR CONTRACT
The Guardian Stock Fund ................................................    $ 121.73    $ 150.64    $ 115.98    $  97.72    $  72.79
The Guardian VC 500 Index Fund .........................................        9.61          --          --          --          --
The Guardian VC Asset Allocation Fund ..................................       10.45          --          --          --          --
The Guardian VC High Yield Bond Fund ...................................        9.62          --          --          --          --
The Guardian Bond Fund, Inc. ...........................................       36.97       33.94       34.57       32.29       29.92
The Guardian Cash Fund, Inc. ...........................................       27.21       25.92       24.98       24.00       23.05
Gabelli Capital Asset Fund .............................................       22.91       21.92       18.48       16.71       11.83
Baillie Gifford International Fund .....................................       23.47       29.63       21.51       17.93       16.18
Baillie Gifford Emerging Markets Fund ..................................        9.52       13.32        7.81       10.77       10.67
The Guardian Small Cap Stock Fund ......................................       13.52       14.13       10.57       11.32          --
Value Line Centurion Fund, Inc. ........................................       78.33       90.38       71.18       56.40       46.92
Value Line Strategic Asset Management Trust ............................       56.15       55.62       45.18       35.80       31.26
AIM V.I. Capital Appreciation Fund .....................................        9.54                      --          --          --
AIM V.I. Global Utilities Fund .........................................       10.30                      --          --          --
AIM V.I. Value Fund ....................................................        9.27                      --          --          --
Davis Financial Portfolio ..............................................       12.30                      --          --          --
Davis Real Estate Portfolio ............................................       11.38                      --          --          --
Davis Value Portfolio ..................................................       10.35                      --          --          --
Fidelity VIP II Contrafund Portfolio Service Class .....................       10.05                      --          --          --
Fidelity VIP Equity-Income Portfolio Service Class .....................       10.91                      --          --          --
Fidelity VIP III Growth Opportunities Portfolio Service Class ..........        9.49                      --          --          --
Fidelity VIP III Mid Cap Portfolio Service Class .......................       12.73                      --          --          --
Janus Aspen Aggressive Growth Portfolio ................................        8.47                      --          --          --
Janus Aspen Capital Appreciation Portfolio .............................        9.24                      --          --          --
Janus Aspen Growth Portfolio ...........................................        9.27          --          --          --          --
Janus Aspen Worldwide Growth Portfolio .................................        9.15          --          --          --          --
MFS Emerging Growth Series .............................................        9.29          --          --          --          --
MFS Growth With Income Series ..........................................       13.16       13.31       12.60       10.40          --
MFS New Discovery Series ...............................................       10.60          --          --          --          --
MFS Research Series ....................................................        9.69          --          --          --          --
MFS Total Return Series ................................................       11.24          --          --          --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-23
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                                   December 31,
                                                                         -----------------------------------------------------------
                                                                             2000         1999         1998         1997        1996
                                                                         --------     --------     --------     --------      ------
7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund ...............................................  $  13.04     $  16.19     $  12.50     $  10.56      $   --
The Guardian VC 500 Index Fund ........................................        --           --           --           --          --
The Guardian VC Asset Allocation Fund .................................        --           --           --           --          --
The Guardian VC High Yield Bond Fund ..................................        --           --           --           --          --
The Guardian Bond Fund, Inc. ..........................................     11.47        10.56        10.79        10.11          --
The Guardian Cash Fund, Inc. ..........................................     11.29        10.79        10.43        10.05          --
Gabelli Capital Asset Fund ............................................     14.46        13.88        11.74        10.64          --
Baillie Gifford International Fund ....................................     13.70        17.35        12.63        10.56          --
Baillie Gifford Emerging Markets Fund .................................      9.55        13.40         7.88        10.90          --
The Guardian Small Cap Stock Fund .....................................     12.00        12.58         9.44        10.21          --
Value Line Centurion Fund, Inc. .......................................     14.06        16.27        12.85        10.21          --
Value Line Strategic Asset Management Trust ...........................     15.95        15.85        12.91        10.26          --
AIM V.I. Capital Appreciation Fund ....................................      9.52           --           --           --          --
AIM V.I. Global Utilities Fund ........................................     10.28           --           --           --          --
AIM V.I. Value Fund ...................................................      9.25           --           --           --          --
Davis Financial Portfolio .............................................        --           --           --           --          --
Davis Real Estate Portfolio ...........................................        --           --           --           --          --
Davis Value Portfolio .................................................     10.33           --           --           --          --
Fidelity VIP II Contrafund Portfolio Service Class ....................     10.03           --           --           --          --
Fidelity VIP Equity-Income Portfolio Service Class ....................        --           --           --           --          --
Fidelity VIP III Growth Opportunities Portfolio Service Class .........        --           --           --           --          --
Fidelity VIP III Mid Cap Portfolio Service Class ......................     12.70           --           --           --          --
Janus Aspen Aggressive Growth Portfolio ...............................      8.46           --           --           --          --
Janus Aspen Capital Appreciation Portfolio ............................      9.22           --           --           --          --
Janus Aspen Growth Portfolio ..........................................      9.26           --           --           --          --
Janus Aspen Worldwide Growth Portfolio ................................      9.13           --           --           --          --
MFS Emerging Growth Series ............................................      9.27           --           --           --          --
MFS Growth With Income Series .........................................     13.36        13.56        12.87        10.66          --
MFS New Discovery Series ..............................................     10.58           --           --           --          --
MFS Research Series ...................................................      9.68           --           --           --          --
MFS Total Return Series ...............................................        --           --           --           --          --


----
B-24                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                               December 31,
                                                                     ---------------------------------------------------------------
                                                                        2000          1999          1998          1997          1996
                                                                     -------       -------       -------       -------       -------
CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
The Guardian Stock Fund ......................................       $    --       $    --       $    --       $    --       $    --
The Guardian VC 500 Index Fund ...............................            --            --            --            --            --
The Guardian VC Asset Allocation Fund ........................            --            --            --            --            --
The Guardian VC High Yield Bond Fund .........................            --            --            --            --            --
The Guardian Bond Fund, Inc. .................................            --            --            --            --            --
The Guardian Cash Fund, Inc. .................................            --            --            --            --            --
Gabelli Capital Asset Fund ...................................            --            --            --            --            --
Baillie Gifford International Fund ...........................            --            --            --            --            --
Baillie Gifford Emerging Markets Fund ........................            --            --            --            --            --
The Guardian Small Cap Stock Fund ............................            --            --            --            --            --
Value Line Centurion Fund, Inc. ..............................            --            --            --            --            --
Value Line Strategic Asset Management Trust ..................            --            --            --            --            --
AIM V.I. Capital Appreciation Fund ...........................            --            --            --            --            --
AIM V.I. Global Utilities Fund ...............................            --            --            --            --            --
AIM V.I. Value Fund ..........................................            --            --            --            --            --
Davis Financial Portfolio ....................................            --            --            --            --            --
Davis Real Estate Portfolio ..................................            --            --            --            --            --
Davis Value Portfolio ........................................            --            --            --            --            --
Fidelity VIP II Contrafund Portfolio Service Class ...........            --            --            --            --            --
Fidelity VIP Equity-Income Portfolio Service Class ...........            --            --            --            --            --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class ..............................................            --            --            --            --            --
Fidelity VIP III Mid Cap Portfolio Service Class .............            --            --            --            --            --
Janus Aspen Aggressive Growth Portfolio ......................            --            --            --            --            --
Janus Aspen Capital Appreciation Portfolio ...................            --            --            --            --            --
Janus Aspen Growth Portfolio .................................            --            --            --            --            --
Janus Aspen Worldwide Growth Portfolio .......................            --            --            --            --            --
MFS Emerging Growth Series ...................................            --            --            --            --            --
MFS Growth With Income Series ................................            --            --            --            --            --
MFS New Discovery Series .....................................            --            --            --            --            --
MFS Research Series ..........................................            --            --            --            --            --
MFS Total Return Series ......................................            --            --            --            --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-25
                                                                            ----

--------------------------------------------------------------------------------
     REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of the Guardian Separate Account A:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation, AIM V.I. Global Utilities, AIM V.I. Value, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP II Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP III Growth Opportunities Service Class, Fidelity VIP III Mid Cap Service Class, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Worldwide Growth, MFS Emerging Growth, MFS Growth With Income, MFS New Discovery, MFS Research, and MFS Total Return investment divisions (constituting the Guardian Separate Account A) at December 31, 2000, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned at December 31, 2000 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

February 20, 2001


----
B-26                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                 As of December 31,
                                                               ---------------------
                                                                    2000        1999
                                                               ---------   ---------
                                                                   (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $531.6 million; $572.7 million, respectively)   $   525.9   $   554.8
Affiliated mutual funds, at fair value (cost $69.3 million;
   $61.0 million, respectively) ............................        81.1        78.0
Policy loans ...............................................        86.1        80.1
Short-term investments .....................................          --         7.1
Other invested assets ......................................         0.5         0.5
                                                               ---------   ---------
Total invested assets ......................................       693.6       720.5
                                                               ---------   ---------
Cash and cash equivalents ..................................        68.3        63.6
Deferred acquisition costs .................................       422.7       357.5
Deferred software costs ....................................        32.1        11.6
Uncollected and unpaid premiums ............................         1.9         3.4
Amounts receivable from reinsurers .........................        58.1        46.5
Investment income due and accrued ..........................         9.5         9.9
Other assets ...............................................         6.0         5.1
Federal income taxes recoverable ...........................        11.9          --
Accounts receivable ........................................        36.0        37.5
Separate account assets ....................................    10,048.1    11,063.8
                                                               ---------   ---------
Total Assets ...............................................   $11,388.2   $12,319.4
                                                               =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..   $   541.5   $   547.9
Due to parent and mutual fund affiliates ...................        59.5        69.6
Current federal income taxes ...............................          --        18.2
Deferred federal income taxes ..............................       126.2       102.8
Accrued expenses and other liabilities .....................       127.7       110.0
Separate account liabilities ...............................     9,955.9    10,970.4
                                                               ---------   ---------
Total Liabilities ..........................................    10,810.8    11,818.9
                                                               ---------   ---------
Stockholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and oustanding ...................................         2.5         2.5
Additional paid-in capital .................................       136.9       136.9
Retained earnings ..........................................       431.7       347.9
Accumulated other comprehensive income .....................         6.3        13.2
                                                               ---------   ---------
Stockholder's equity .......................................       577.4       500.5
                                                               ---------   ---------
Total Liabilities & Stockholder's Equity ...................   $11,388.2   $12,319.4
                                                               =========   =========

See notes to consolidated financial statements.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-27
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                               (In millions)
Revenues:
Premiums ..........................................   $   10.5    $   12.0    $    9.1
Net investment income .............................       49.1        45.4        41.4
Realized capital (losses) gains on investments ....       (6.3)       (1.7)        2.1
Income from brokerage operations ..................       93.2        67.1        39.7
Administrative service fees .......................      255.3       217.1       173.6
Other income ......................................       22.2        17.5        24.0
                                                      --------    --------    --------
Total revenues ....................................      424.0       357.4       289.9
                                                      --------    --------    --------

Benefits and other deductions:
Policyholder benefits .............................       27.1        21.2        23.7
Amortization of deferred policy acquisition costs .       82.8        67.1        55.3
Amortization of deferred software costs ...........        8.1         1.8          --
Other operating costs and expenses ................      210.6       165.6       105.1
                                                      --------    --------    --------
Total benefits and other deductions ...............      328.6       255.7       184.1
                                                      --------    --------    --------

Income before income taxes ........................       95.4       101.7       105.8

Federal income taxes:
Current (benefit) expense .........................      (12.7)       12.1        24.4
Deferred expense ..................................       24.3        12.3        12.0
                                                      --------    --------    --------
Total federal income taxes ........................       11.6        24.4        36.4
                                                      --------    --------    --------

Net income ........................................       83.8        77.3        69.4

Other comprehensive income, net of income tax:
Change in unrealized investment (losses) gains ....       (6.9)       (6.2)        3.2
                                                      --------    --------    --------

Comprehensive income ..............................   $   76.9    $   71.1    $   72.6
                                                      ========    ========    ========

See notes to consolidated financial statements.


----
B-28                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                                (In millions)
Common stock at par value, beginning of year ......   $    2.5    $    2.0    $    2.0
Increase in par value .............................         --         0.5          --
                                                      --------    --------    --------
Common stock at par value, end of year ............        2.5         2.5         2.0
                                                      --------    --------    --------

Capital in excess of par value, beginning of year .      136.9       137.4       137.4
(Decrease) in capital .............................         --        (0.5)         --
                                                      --------    --------    --------
Capital in excess of par value, end of year .......      136.9       136.9       137.4
                                                      --------    --------    --------

Retained earnings, beginning of year ..............      347.9       310.6       241.2
Net income ........................................       83.8        77.3        69.4
Dividends to parent ...............................         --       (40.0)         --
                                                      --------    --------    --------
Retained earnings, end of year ....................      431.7       347.9       310.6
                                                      --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .......       13.2        19.4        16.2
Change in unrealized investment (losses) gains,
   net of deferred taxes ..........................       (6.9)       (6.2)        3.2
                                                      --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year .............        6.3        13.2        19.4
                                                      --------    --------    --------

Total stockholder's equity, end of year ...........   $  577.4    $  500.5    $  469.4
                                                      ========    ========    ========

See notes to consolidated financial statements.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-29
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                   2000         1999         1998
                                                              ---------    ---------    ---------
                                                                         (In millions)
Operating activities
   Net income .............................................   $    83.8    $    77.3    $    69.4
Adjustments to reconcile net income to net
   cash provided by operating activities:
      Changes in
      Deferred policy acquisition costs ...................       (65.2)       (43.9)       (46.2)
      Deferred software costs .............................       (20.5)       (11.6)          --
      Uncollected premiums ................................         1.5         (1.3)         2.4
      Amounts receivable from reinsurers ..................       (11.6)        (4.0)       (13.4)
      Investment income due and accrued ...................         0.4         (0.5)        (0.5)
      Other assets ........................................        (0.9)        (1.8)         0.1
      Federal income taxes recoverable ....................       (11.9)          --           --
      Accounts receivable .................................         1.5        (15.3)         8.6
      Separate accounts, net ..............................        (1.2)       (16.5)       (14.8)
      Future policy benefits and policyholder liabilities .       (76.7)        20.9         21.9
      Payable to parent ...................................        16.6         10.7          5.7
      Federal income taxes:
        Current ...........................................       (18.2)        (7.6)         9.1
        Deferred ..........................................        23.4          4.0         14.1
      Accrued expenses and other liabilities ..............        17.7         62.5         (1.5)
      Realized losses(gains) on investments ...............         6.3          1.7         (2.1)
      Other, net ..........................................         1.8         (0.7)         1.0
                                                              ---------    ---------    ---------
        Net cash (used in) provided by operating activities       (53.2)        73.9         53.8
                                                              ---------    ---------    ---------

Investment activities
   Proceeds from investments sold
      Bonds ...............................................       352.5        142.2        280.9
      Other items, net ....................................         3.2           --           --
   Investments purchased
      Bonds ...............................................      (319.5)      (180.1)      (331.7)
      Affiliated mutual funds .............................       (21.9)       (24.6)        (3.3)
                                                              ---------    ---------    ---------
        Net cash provided by (used in) investing activities        14.3        (62.5)       (54.1)
                                                              ---------    ---------    ---------

Financing activities
   Additions to policyholder contract deposits ............       134.9        107.7         54.8
   Withdrawals from policyholder contract deposits ........       (64.6)       (60.7)       (64.4)
   Dividend to parent .....................................       (26.7)       (13.3)          --
                                                              ---------    ---------    ---------
        Net cash provided by (used in) by
          financing activities ............................        43.6         33.7         (9.6)
                                                              ---------    ---------    ---------
Increase (Decrease) in cash ...............................         4.7         45.1         (9.9)
Cash and cash equivalents, at beginning of year ...........        63.6         18.5         28.4
                                                              ---------    ---------    ---------
Cash and cash equivalents, at end of year .................   $    68.3    $    63.6    $    18.5
                                                              =========    =========    =========
Supplemental disclosure:
   Federal income taxes paid ..............................   $    19.9    $    19.7    $    15.4
                                                              =========    =========    =========

See notes to consolidated financial statements.


----
B-30                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a consolidated company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      The Company files statutory basis financial statements with state insurance departments in all states in which the Company is licensed. On January 1, 2001, significant changes to the statutory basis of accounting will become effective. The cumulative effect of these changes, known as the Codification guidance, will be recorded as a direct adjustment to statutory surplus. The effect of adoption is expected to be minimal (unaudited). The adjustments primarily consist of the recording of a deferred tax asset and liability, and the reduction of a cost of collection liability. The Company expects that statutory surplus after the adoption will continue to be in excess of the regulatory risked-based capital requirements.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $40.2 million and $14.9 million of software costs being capitalized in 2000 and 1999 respectively. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary. For the trading stocks, the unrealized gains or losses are recorded in other income.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 -- INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2000 and 1999 are as follows:

                                                                    December 31, 2000
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $     31.2   $      0.6    $     (0.1)   $     31.7
Obligations of states and political subdivisions         16.1          0.3           2.9          19.3
Debt securities issued by foreign governments ..          4.6          0.1            --           4.7
Corporate debt securities ......................        479.7          5.2         (14.7)        470.2
                                                   ----------   ----------    ----------    ----------
  Subtotal .....................................        531.6          6.2         (11.9)        525.9
Affiliated mutual funds ........................         69.3         12.8          (1.0)         81.1
                                                   ----------   ----------    ----------    ----------
                                                   $    600.9   $     19.0    $    (12.9)   $    607.0
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 1999
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $    24.5   $      0.2    $     (0.7)   $    24.0
Obligations of states and political subdivisions        30.7          0.1          (0.5)        30.3
Debt securities issued by foreign governments ..         3.8           --          (0.1)         3.7
Corporate debt securities ......................       513.7          0.5         (17.4)       496.8
                                                   ---------   ----------    ----------    ---------
  Subtotal .....................................       572.7          0.8         (18.7)       554.8
Affiliated mutual funds ........................        61.0         17.2          (0.2)        78.0
                                                   ---------   ----------    ----------    ---------
                                                   $   633.7   $     18.0    $    (18.9)   $   632.8
                                                   =========   ==========    ==========    =========


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The amortized cost and estimated market value of bonds as of December 31, 2000 and 1999 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                  As of December 31, 2000
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     45.0     $     45.0
Due after one year through five years ........................        299.4          296.2
Due after five years through ten years .......................         75.6           76.3
Due after ten years ..........................................         32.7           29.2
Sinking fund bonds (incl. collateralized mortgage obligations)         78.9           79.2
                                                                 ----------     ----------
                                                                 $    531.6     $    525.9
                                                                 ==========     ==========

                                                                  As of December 31, 1999
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     61.4     $     61.2
Due after one year through five years ........................        296.4          290.0
Due after five years through ten years .......................        100.1           95.5
Due after ten years ..........................................         51.7           46.7
Sinking fund bonds (incl. collateralized mortgage obligations)         63.1           61.4
                                                                 ----------     ----------
                                                                 $    572.7     $    554.8
                                                                 ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Fixed maturities ........................     $    36.7    $    37.2    $    33.9
Affiliated mutual funds .................           6.1          2.9          2.8
Policy loans ............................           4.1          3.7          3.5
Short-term investments ..................           3.8          2.9          2.3
                                              ---------    ---------    ---------
                                                   50.7         46.7         42.5
Less:  Investment expenses ..............           1.6          1.3          1.1
                                              ---------    ---------    ---------
Net investment income ...................     $    49.1    $    45.4    $    41.4
                                              =========    =========    =========

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2000, 1999 and 1998 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Realized gains from dispositions:
  Bonds .................................     $     1.4    $     0.6    $     2.2
  Separate account seed .................            --          0.9
Realized losses from dispositions:
  Bonds .................................          (7.4)        (3.1)        (0.1)
  Affiliated mutual funds ...............          (0.2)        (0.1)          --
  Foreign exchange ......................          (0.1)          --           --
                                              ---------    ---------    ---------
Realized (losses) gains .................     $    (6.3)   $    (1.7)   $     2.1
                                              =========    =========    =========


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                        As of December 31,
                                                           (In millions)
                                                   ----------------------------
                                                      2000      1999       1998
                                                   -------   -------    -------
Balance, beginning of year .....................   $  13.2   $  19.4    $  16.2
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ......................................       7.6     (20.4)       2.6
    Affiliated mutual funds ....................      (2.4)      9.1       (1.8)
    Separate account seed ......................     (12.4)      5.1        2.4
    Other ......................................       0.3        --         --
                                                   -------   -------    -------
Balance, end of year ...........................   $   6.3   $  13.2    $  19.4
                                                   =======   =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2000, 1999 and 1998, the change in unrealized gains and losses before tax was $(8.2), $(12.9) and $7.4 and after tax was $(6.9), $(6.2) and $3.2, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ----------------------------------
                                                       2000         1999        1998
                                                  ---------    ---------   ---------
Unrealized holding (losses) gains .............   $   (11.3)   $   (14.5)  $     5.7
Less: Reclassification adjustments ............        (3.1)        (1.6)       (1.7)
                                                  ---------    ---------   ---------
Change in unrealized holding (losses) gains ...   $    (8.2)   $   (12.9)  $     7.4
                                                  =========    =========   =========

      Special Deposit assets of $3.9 million, $3.7 million and $4.1 million at December 31, 2000, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                       ------------------------
                                                            2000           1999
                                                       ---------      ---------
Balance, beginning of year .....................       $   357.5      $   313.6
Capitalization of deferrable expenses ..........           131.7           93.8
Amortization of recoverable DAC balances .......           (82.8)         (67.1)
Interest on DAC ................................            28.1           21.7
Retrospectively applied adjustments ............           (11.8)          (4.5)
                                                       ---------      ---------
Balance, end of year ...........................       $   422.7      $   357.5
                                                       =========      =========


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                     ---------------------------
                                                            2000            1999
                                                     -----------     -----------
Future Policy Benefits
   General Account
     Life insurance ..........................       $      25.1     $      37.8
     Annuities ...............................              37.8            37.1
                                                     -----------     -----------
     Future Policy Benefits ..................              62.9            74.9
                                                     -----------     -----------

Policyholders' Account Balances
   General Account
     Individual annuities ....................             330.8           319.6
     Group annuities .........................              64.1            72.6
     Variable Life ...........................              83.7            76.6
     Interest-sensitive life contracts .......                --             4.2
   Separate Account
     Individual annuities ....................           6,265.9         7,300.0
     Group annuities .........................           3,117.6         3,033.2
     Variable Life ...........................             572.4           637.2
                                                     -----------     -----------
     Policyholders' Account Balances .........          10,434.5        11,443.4
                                                     -----------     -----------
Total Policyholder Liabilities ...............       $  10,497.4     $  11,518.3
                                                     ===========     ===========
Total General Account Liabilities ............       $     541.5     $     547.9
                                                     ===========     ===========
Total Separate Account Liabilities ...........       $   9,955.9     $  10,970.4
                                                     ===========     ===========

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                    Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance             General rates guaranteed         4.00%             Net level premium based on
                           in calculating cash                                non-forfeiture interest rates.
                           surrender values.

Individual deferred and    SA, 1971, 1983a, A2000           4.75%             Present value of expected
immediate annuities.       Mortality Tables with certain                      expected future payments
                           certain modifications                              based on historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      Certain contract provisions that determine the policyholder account balances are as follows:

                                       Fixed
       Product                     Interest Rates             Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------
Individual annuities                5.25% to 5.50%      Declining to zero over 7 years.

Group annuities                     Various             Contractually agreed upon rates, declining
                                                        to zero over a maximum of 9 years.

Variable - PAL                      No guarantee        Declining to zero over 12 years.
Variable - VUL                      No guarantee        Declining to zero over 15 years.
Variable - Millennium VUL/SVUL      No guarantee        Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the year ended December 31,
                                                         (In millions)
                                               -------------------------------
                                                    2000       1999      1998
                                               ---------    -------   -------
Federal income tax (benefit) expense:
  Current ..................................   $   (12.7)   $  12.1   $  24.4
  Deferred .................................        24.3       12.3      12.0
                                               ---------    -------   -------
Total ......................................   $    11.6    $  24.4   $  36.4
                                               =========    =======   =======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ---------------------------------
                                                       2000        1999        1998
                                                  ---------   ---------   ---------
Expected taxes on pre-tax income ..............   $    33.4   $    35.6   $    37.5
Permanent adjustments:
  Dividends received deduction on
    separate accounts .........................       (25.1)      (13.1)         --
  Reserve on overpayment of 1999 taxes in 2000          2.7         1.3          --
  True-up of tax basis reserves ...............        (0.6)        1.3          --
  State and local taxes .......................          --          --        (0.5)
  Foreign tax credit ..........................        (0.3)       (0.3)       (0.3)
  Other .......................................         1.5        (0.4)       (0.3)
                                                  ---------   ---------   ---------
Total tax expense .............................   $    11.6   $    24.4   $    36.4
                                                  =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2000 and 1999, are as follows:

                                                          As of December 31,
                                                            (In millions)
                                                      -------------------------
                                                         2000            1999
                                                      ---------       ---------
Deferred tax assets:
Other liabilities ...........................         $    25.8       $    19.5
DAC Proxy ...................................              14.4            13.7
Amounts receivable from reinsurer ...........               0.3             0.3
Investments .................................               0.4              --
Other .......................................               3.9             3.9
                                                      ---------       ---------
Total deferred tax assets ...................              44.8            37.4
                                                      ---------       ---------


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

                                                           As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2000            1999
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           147.9           125.1
Capitalized software costs .....................            11.7             4.1
Reserves .......................................            11.4             7.7
Investments ....................................              --             3.3

Total deferred tax liabilities .................           171.0           140.2
                                                       ---------       ---------
Net deferred tax liability .....................       $   126.2       $   102.8
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million and $0.9 million of assumed premiums at December 31, 1999 and 1998, and $104.9 million, $83.1 million and $65.2 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

      During the year the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During the year the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999 are as follows (in millions):

                                               As of December 31, 2000      As of December 31, 1999
                                              ------------------------      ------------------------
                                              Carrying       Estimated      Carrying       Estimated
                                               Amount       Fair Value       Amount       Fair Value
                                              --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale                     $   525.9      $   525.9      $   554.8     $   554.8
Affiliated mutual funds                            81.1           81.1           78.0          78.0
Policy loans                                       86.1           86.1           80.1          80.1
Short-term investments                               --             --            7.1           7.1
Cash and cash equivalents                          68.3           68.3           63.6          63.6

Financial liabilities:
Other than trading:
Policyholders' liabilities                         62.9           62.9           74.9          74.9
Policyholders' account balances                10,434.5       10,434.5       11,443.4      11,443.4

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $192.8 million in 2000, $141.0 million in 1999 and $100.8 million in 1998, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2000 and 1999 are as follows (in millions):

                                                               2000         1999
                                                         ----------   ----------
The Guardian Stock Fund .............................    $  3,156.6   $  4,153.9
The Guardian VC 500 Index Fund ......................           8.3          1.8
The Guardian VC Allocation Fund .....................          10.8          0.8
The Guardian High Yield Bond Fund ...................           2.7          0.2
The Guardian Bond Fund ..............................         293.6        320.0
The Guardian Cash Fund ..............................         423.0        484.1
The Baillie Gifford International Fund ..............         465.7        662.3
The Baillie Gifford Emerging Markets Fund ...........          38.7         64.6
The Guardian Small Cap Stock Fund ...................         148.9        130.6
The Guardian Park Avenue Fund .......................         499.7        621.3
The Guardian Park Avenue Small Cap Fund .............          52.5         22.8
The Guardian Asset Allocation Fund ..................          49.7         46.0
The Guardian Baillie Gifford International Fund .....          13.8         15.5
The Guardian Baillie Gifford Emerging Markets Fund ..           8.9          6.8
The Guardian Investment Quality Bond Fund ...........          14.9         12.7
The Guardian High Yield Bond Fund ...................           2.1          0.8
The Guardian Cash Management Fund ...................         181.8        126.4
                                                         ----------   ----------
                                                         $  5,371.7   $  6,670.6
                                                         ==========   ==========


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2000 and 1999 are as follows (in millions):

                                                                2000        1999
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.4         2.5
The Guardian Small Cap Stock Fund ....................          34.0        35.2
The Guardian Asset Allocation Fund ...................           2.8         2.8
The Guardian Baillie Gifford International Fund ......           2.1         2.9
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.5
The Guardian Investment Quality Bond Fund ............           1.8         1.6
The Guardian High Yield Bond Fund ....................           1.5         1.6
The Guardian Cash Management Fund ....................          35.2        29.8
                                                           ---------   ---------
                                                           $    81.1   $    78.0
                                                           =========   =========

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                     2000       1999       1998
                                                ---------  ---------  ---------
Consolidated GAAP net income .................  $    83.8  $    77.3  $    69.4
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .......        8.9        3.3       (4.5)
  Change in deferred policy acquisition costs.      (65.2)     (45.2)     (43.2)
  Change in deferred software costs ..........      (16.1)      (8.8)        --
  Deferred premiums ..........................       (0.1)       0.3        1.5
  Re-estimation of future policy benefits ....       11.1       13.1        9.7
  Reinsurance ................................       (4.0)      (3.8)      (4.1)
  Deferred federal income tax expense ........       23.2       11.2       11.9
  Amortization of interest maintenance reserve       (0.3)       0.4        0.3
  Transfer to interest maintenance reserve ...        1.6        2.4       (1.4)
  Permanent impairment of bonds ..............        3.0         --         --
  Other, net .................................        4.6        2.8        0.9
                                                ---------  ---------  ---------
Statutory net income .........................  $    50.5  $    53.0  $    40.5
                                                =========  =========  =========


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                        As of December 31,
                                                          (In millions)
                                                  ------------------------------
                                                     2000       1999       1998
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .........  $ 577.4    $ 500.5    $ 469.4
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ............   (422.7)    (357.5)    (313.6)
  Deffered software costs ......................    (32.1)     (11.6)        --
  Elimination of asset valuation reserve .......    (21.7)     (42.7)     (29.6)
  Re-estimation of future policy benefits ......    (60.1)     (53.4)     (46.9)
  Establishment of deferred income tax liability    126.2      102.8       98.8
  Unrealized gains on investments ..............      6.5       19.8      (11.7)
  Other liabilities ............................     85.6       66.7       48.1
  Deferred premiums ............................      8.1        8.2        7.8
  Other, net ...................................      8.4        5.4        5.1

Statutory capital and surplus ..................  $ 275.6    $ 238.2    $ 227.4
                                                  =======    =======    =======


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholders' equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ PricewaterhouseCoopers LLP


February 15, 2001


----
B-42                                                        FINANCIAL STATEMENTS
----

                         The Guardian Separate Account A

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


      (a)   The following financial statements are included in Part B:

            (1)   The Guardian Separate Account A:

                  Statement of Assets and Liabilities as of December 31, 2000

                  Statement of Operations for the Year Ended December 31, 2000

                  Statements of Changes in Net Assets for the Two Years Ended December 31, 2000 and 1999


                  Notes to Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants


            (2)   The Guardian Insurance & Annuity Company, Inc.:

                  Consolidated Balance Sheets as of December 31, 2000 and 1999

                  Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2000, 1999 and 1998

                  Consolidated Statements of Changes in Stockholder's Equity for the Three Years Ended December 31, 2000, 1999 and 1998

                  Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2000, 1999 and 1998


                  Notes to Consolidated Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants

      (b)   Exhibits

               Number         Description

               1 Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account (2)

               2              Not Applicable

               3              Underwriting and Distribution Contracts:

                              (a) Distribution and Service Agreement between The
                                  Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation (2)

                              (b) Form of Broker-Dealer Supervisory and Service
                                  Agreement (2)

               4              Specimen of Variable Annuity Contract (2)

               5              Form of Application for Variable Annuity
                              Contract (2)


               6              (a) Certificate of Incorporation of The
                                  Guardian Insurance & Annuity Company, Inc., as amended (2)(4)


                              (b) By-laws of The Guardian Insurance & Annuity
                                  Company, Inc. (2)

               7 Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America (2)

               8 Amended and Restated Agreement for Services and Reimbursement Therefore, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2)

               9              Opinion and Consent of Counsel (2)


               10             (a) Consent of PricewaterhouseCoopers LLP (4)


               11             Not Applicable

               12 Agreement with Respect to Providing the Initial Capital for Separate Account A(1)


               13 Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (3)(4)


----------

(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 30, 1998.


(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 21, 1999. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(4)   Filed herewith. Powers of Attorney for Messrs. de Palo and Manning.

Item 25. Directors and Officers of the Depositor


      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


              Name                      Positions with GIAC
              ----                      -------------------


              Joseph D. Sargent         President, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer and Director
              Bruce C. Long             Executive Vice President and Director
              Peter L. Hutchings        Director
              Armand M. de Palo         Director
              Dennis J. Manning         Director
              Joseph A. Caruso          Senior Vice President and Corporate
                                          Secretary
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President
              Earl C. Harry                Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of December 31, 2000. Those entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------


The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services
      Corporation                         New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.
      PAS Insurance Agency of
        Massachusetts, Inc.
      PAS Insurance Agency of
        Hawaii, Inc.
Guardian Asset Management                 Delaware                    100%
  Corporation

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Famlico, Inc.                         Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%
    Guardian Reinsurance Services
     Corporation                          Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Fund              Massachusetts                92.7%
The Guardian Baillie Gifford              Massachusetts                33%
  International Fund
The Guardian Investment Quality           Massachusetts                34.2%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                10.6%
Baillie Gifford Emerging Markets Fund     Maryland                     34%
Baillie Gifford International Fund        Maryland                     39.3%
The Guardian Park Avenue Small Cap Fund   Massachusetts                22.9%
The Guardian Baillie Gifford              Massachusetts                56.8%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                90.3%
The Guardian Small Cap Stock Fund         Maryland                     63.5%
The Guardian VC Asset Allocation Fund     Maryland                     72%
The Guardian VC 500 Index Fund            Maryland                     97.2%
The Guardian VC High Yield Bond Fund      Maryland                     89.8%
The Guardian Bond Fund                    Maryland                     15.9%
The Guardian S&P 500 Index Fund           Massachusetts                99.5%
Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of December 31, 2000:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


      Type of Contract                      Number as of March 31, 2001
      ----------------                      ---------------------------

         Non-Qualified (Individual) .............      5,728
         Qualified (Individual) .................      7,211
         Qualified (Group) ......................        159
                                                      ------
                  Total .........................     13,098


Item 28. Indemnification


      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters


                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and principal officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.


                  Name                             Position(s) with GISC
                  ----                             ---------------------

                  Bruce C. Long                    President and Director
                  Armand M. de Palo                Director
                  Peter L. Hutchings               Director
                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director
                  Frank L. Pepe                    Senior Vice President and
                                                     Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Vice President and Corporate
                                                   Secretary
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director

                  Name                            Position(s) with GISC
                  ----                            ---------------------

                  Earl C. Harry                   Treasurer


                  (c) GISC, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A


Item 30. Location of Accounts and Records

            Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

            None.

Item 32. Undertakings


(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account A certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 2001.


                                   The Guardian Separate Account A
                                   (Registrant)

                                   By: THE GUARDIAN INSURANCE & ANNUITY
                                       COMPANY, INC.
                                        (Depositor)

                                   By: /s/ Bruce C. Long
                                       --------------------------------------
                                           Bruce C. Long
                                           Executive Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  s/JOSEPH D. SARGENT*                         President, Chief Executive
---------------------------------                Officer and Director
    Joseph D. Sargent
(Principal Executive Officer)


  s/FRANK J. JONES*                            Executive Vice President, Chief
---------------------------------                Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)


  s/FRANK L. PEPE                              Vice President and Controller
---------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/BRUCE C. LONG                              Executive Vice President
---------------------------------                and Director
    Bruce C. Long





 s/ARMAND M. de PALO*                          Director
---------------------------------
   Armand M. de Palo






 s/DENNIS J. MANNING*                          Director
---------------------------------
   Dennis J. Manning



 s/EDWARD K. KANE*                             Executive Vice President
---------------------------------                and Director
   Edward K. Kane




  s/PETER L. HUTCHINGS*                        Director
---------------------------------
    Peter L. Hutchings


By s/ BRUCE C. LONG                            Date: April 27, 2001
   ------------------------------
    Bruce C. Long
   Executive Vice President
*Pursuant to a Power of Attorney

                         The Guardian Separate Account A

                                  Exhibit Index

Number            Description
------            -----------

6                 Amendment to Certificate of Incorporation

10(a)             Consent of PricewaterhouseCoopers LLP
13                Powers of Attorney